UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (8.7%)
International Banks (8.7%)
DNB NOR Bank ASA
0.52%, 4/13/12	$85,000	$85,000
Skandin Ens Banken
0.38%, 2/3/12	100,000	100,000
Svenska Handelsbanken AB
0.55%, 4/16/12	40,000	40,000
Total Certificates of Deposit (Cost $225,000)		225,000

Commercial Paper (a) (18.8%)
International Banks (18.8%)
ABN Amro Funding USA LLC,
0.36%, 3/1/12 – 3/5/12 (b)	21,000	20,994
0.56%, 2/3/12 (b)	5,000	5,000
ING US Funding LLC
0.20%, 2/2/12	120,000	119,999
Nordea North America, Inc.,
0.52%, 3/15/12 – 5/1/12	95,000	94,925
Oversea Chinese Banking,
0.50%, 4/25/12	25,000	24,971
0.54%, 4/11/12	10,000	9,990
0.55%, 3/1/12	60,000	59,974
Rabobank USA Financial Corp.
0.68%, 7/30/12	82,000	81,727
Swedbank
0.38%, 3/1/12	56,000	55,983
Westpac Securities NZ Ltd.
0.43%, 2/3/12 (b)	15,000	15,000
Total Commercial Paper (Cost $488,563)		488,563

Floating Rate Notes (13.0%)
International Banks (13.0%)
Australia & New Zealand Bank
0.66%, 10/24/12 (b)	15,000	15,004
Bank of Nova Scotia
0.69%, 8/9/12	24,000	24,031
Barclays Bank PLC
0.48%, 11/5/12	45,000	45,000
BNP Paribas
0.63%, 2/9/12	75,000	75,000
Royal Bank of Canada
0.51%, 2/27/12	75,000	75,000
Westpac Banking Corp.,
0.62%, 7/5/12 – 10/24/12	105,000	105,000
Total Floating Rate Notes (Cost $339,035)		339,035

Repurchase Agreements (35.7%)
Barclays Capital, Inc., (0.40%, dated 1/31/12, due 2/1/12; proceeds $20,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 1/31/14; valued at $20,400)	20,000	20,000

	Face Amount (000)	Value (000)

Barclays Capital, Inc., 0.50%, dated 1/31/12, due 2/1/12; proceeds $10,000; fully collateralized by Common Stocks; America Movil SAB de CV; AngloGold Ashanti Ltd.; Anheuser-Busch InBev N.V.; ArcelorMittal; Baidu Inc. (China); BP PLC; Chunghwa Telecom Co., Ltd.; Cia de Minas Buenaventura SA; Diageo PLC; Enersis SA; Gold Fields Ltd.; Grupo Televisa SAB; Home Inns & Hotels Management, Inc.; Honda Motor Co Ltd.; Koninklijke Philips Electronics N.V.; KT Corp.; New Oriental Education & Technology Group; Novartis AG; Rio Tinto PLC; Royal Dutch Shell PLC; Sanofi; Shinhan Financial Group Co Ltd.; SK Telecom Co Ltd.; Telefonica SA; Ternium SA; Teva Pharmaceutical Industries Ltd.; Total SA; Vale SA; YPF SA; and Convertible Preferred Stocks; Bunge Ltd.; Omnicare Capital Trust II; valued at $10,641)

	$10,000	$10,000

Barclays Capital, Inc., 0.75%, dated 2/18/11, due 2/17/12; proceeds $35,012; fully collateralized by Common Stocks; America Movil SAB de CV; AngloGold Ashanti Ltd.; Anheuser-Busch InBev N.V.; ArcelorMittal; Baidu Inc. (China); BHP Billiton PLC; BP PLC; Chunghwa Telecom Co., Ltd.; Cia de Minas Buenaventura SA; Diageo PLC; Enersis SA; Gold Fields Ltd.; Grupo Televisa SAB; Home Inns & Hotels Management, Inc.; Honda Motor Co., Ltd.; Koninklijke Philips Electronics N.V.; KT Corp.; New Oriental Education & Technology Group; Novartis AG; Rio Tinto PLC; Royal Dutch Shell PLC; Sanofi; Shinhan Financial Group Co., Ltd.; SK Telecom Co., Ltd.; Telefonica SA; Ternium SA; Teva Pharmaceutical Industries Ltd.; Total SA; Vale SA; YPF SA; a Convertible Bond; Vornado Realty LP 3.88% due 4/15/25; and Convertible Preferred Stocks; Bunge Ltd.; Omnicare Capital Trust II; valued at $37,255)

	35,000	35,000
BNP Paribas Securities Corp., (0.24%, dated 1/31/12, due 2/1/12; proceeds $50,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.05% - 5.83% due 6/1/37 - 11/1/40; Federal National Mortgage Association 4.45% due 3/1/38; valued at $51,500)	50,000	50,000
BNP Paribas Securities Corp., (0.45%, dated 1/31/12, due 2/1/12; proceeds $40,001; fully collateralized by Corporate Bonds; B&G Foods, Inc. 7.63% due 1/15/18; Brixmor LLC 5.30% due 1/15/15; Centex Corp. 5.45% - 6.50% due 8/15/12 - 5/1/16; Cinemark USA, Inc. 8.63% due 6/15/19; Gannett Co., Inc. 6.38% due 4/1/12; valued at $42,400)	40,000	40,000

Credit Suisse Securities USA, (0.25%, dated 1/25/12, due 2/1/12; proceeds $75,004; fully collateralized by Common Stocks; Advance Auto Parts, Inc.; Alere, Inc.; Allscripts Healthcare Solutions, Inc.; Almost Family, Inc.; AMETEK, Inc.; Barrick Gold Corp.; BP PLC; Churchill Downs, Inc.; Community Health Systems, Inc.; Consolidated-Tomoka Land Co.; Credicorp Ltd.; Delhaize Group SA; DISH Network Corp.; Dollar Thrifty Automotive Group, Inc.; Equinix, Inc.; Everest Re Group Ltd.; Forest Oil Corp.; Global Payments, Inc.; Goldcorp, Inc.; Honda Motor Co., Ltd.; Hooker Furniture Corp.; Hubbell, Inc.; Lennar Corp.; Mack-Cali Realty Corp.; Manpower, Inc.; Natus Medical, Inc.; NCR Corp.; Nidec Corp.; NVR, Inc.; Patterson-UTI Energy, Inc.; Pearson PLC; Polycom, Inc.; Potash Corp of Saskatchewan, Inc.; Protective Life Corp.; Questar Corp.; Ralcorp Holdings, Inc.; Reed Elsevier PLC; Regency Centers Corp.; Reliance Steel & Aluminum Co.; Rock-Tenn Co.; Royal Gold, Inc.; SEI Investments Co.; Silgan Holdings, Inc.; Southern Union Co.; SPX Corp.; Tempur-Pedic International, Inc.; TRW Automotive Holdings Corp.; UDR, Inc.; VCA Antech, Inc.; Veolia Environnement SA; valued at $78,761)

	75,000	75,000

	Face Amount (000)	Value (000)

Credit Suisse Securities USA, (0.60%, dated 1/25/12, due 2/1/12; proceeds $30,004; fully collateralized by Common Stocks; Acacia Research Corp.; Affiliated Managers Group, Inc.; American Eagle Outfitters, Inc.; American Financial Group, Inc.; AMETEK, Inc.; ANN, Inc.; Barrick Gold Corp.; BP PLC; Brookfield Asset Management, Inc.; Brunswick Corp.; Cabot Corp.; CAE, Inc.; Career Education, Corp.; Carlisle Cos, Inc.; Chico’s FAS, Inc.; China Yuchai International, Ltd.; Churchill Downs, Inc.; Comcast Corp.; Corn Products International, Inc.; CVD Equipment Corp.; Diageo PLC; Dollar Thrifty Automotive Group, Inc.; Famous Dave’s Of America, Inc.; France Telecom SA; Hanover Insurance Group, Inc. (The); Mack-Cali Realty Corp.; Medley Capital Corp.; Nexen, Inc.; Rogers Communications, Inc.; Whiting Petroleum Corp.; and Convertible Bonds; DR Horton, Inc. 2.00% due 5/15/14; Omnicare, Inc. 3.75% due 12/15/25; valued at $31,990)

	$30,000	$30,000
Deutsche Bank Securities, Inc., (0.24%, dated 1/31/12, due 2/1/12; proceeds $346,362; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.50% due 4/1/39- 1/1/42; valued at $356,751)	346,360	346,360

Deutsche Bank Securities, Inc., (0.45%, dated 1/31/12, due 2/1/12; proceeds $20,000; fully collateralized by Corporate Bonds; Alcoa, Inc. 5.25% due 3/15/14; Fidelity National Financial, Inc. 4.25% due 8/15/18; Ingersoll-Rand Global Holding Co., Ltd. 4.50% due 4/15/12; James River Coal Co. 3.13% due 3/15/18; Lennar Corp. 2.75% due 12/15/20; Liberty Interactive LLC 3.50% due 1/15/31; Medtronic, Inc. 1.63% due 4/15/13; National Retail Properties, Inc. 5.13% due 6/15/28; Ocwen Financial Corp. 3.25% due 8/1/24; Omnicare, Inc. 3.25% due 12/15/35; ON Semiconductor Corp. 1.88% due 12/15/25; Terex Corp. 4.00% due 6/1/15; Vornado Realty LP 3.88% due 4/15/25; valued at $22,601)

	20,000	20,000
Goldman Sachs & Co., (0.22%, dated 1/31/12, due 2/1/12; proceeds $15,000; fully collateralized by a U.S. Government Agency; Federal Home Loan Bank 1.75% due 12/14/12; valued at $15,303)	15,000	15,000

JP Morgan Clearing Corp., (0.26%, dated 1/31/12, due 2/1/12; proceeds $60,000; fully collateralized by Common Stocks; 51job, Inc.; A Schulman, Inc.; AFC Enterprises, Inc.; AngloGold Ashanti Ltd.; Auxilium Pharmaceuticals, Inc.; Barclays PLC; Calavo Growers, Inc.; Caribou Coffee Co., Inc.; Cepheid, Inc.; Computer Programs & Systems, Inc.; Crocs, Inc.; East West Bancorp, Inc.; EchoStar Corp.; Encore Capital Group, Inc.; Halozyme Therapeutics, Inc.; Hologic, Inc.; Hooker Furniture Corp.; Huntsman Corp.; Huron Consulting Group, Inc.; IAC/InterActive Corp.; Insight Enterprises, Inc.; InterDigital, Inc./PA; Intersil Corp.; Itron, Inc.; Kelly Services, Inc.; Kirkland’s, Inc.; Kulicke & Soffa Industries, Inc.; LeCroy Corp.; LoopNet, Inc.; Loral Space & Communications, Inc.; Marten Transport Ltd.; Masimo Corp.; Mediware Information Systems; Melco Crown Entertainment Ltd.; Methanex Corp.; Micrel, Inc.; MICROS Systems, Inc.; Molex, Inc.; MTS Systems Corp.; Nash Finch Co.; Nathan’s Famous, Inc.; NxStage Medical, Inc.; Omnivision Technologies, Inc.; Oplink Communications, Inc.; PacWest Bancorp; Pampa Energia SA; Plexus Corp.; Polycom, Inc.; Powell Industries, Inc.; Reliance Steel & Aluminum Co.; Rovi Corp.; Safety Insurance Group, Inc.; Scientific Games Corp.; Shire PLC; Silgan Holdings, Inc.; Sinclair Broadcast Group, Inc.; SYKES Enterprises, Inc.; Synaptics, Inc.; TD Ameritrade Holding Corp.; Telefonica SA; Texas Roadhouse, Inc.; TIBCO Software, Inc.; Turkcell Iletisim Hizmetleri AS; Wacoal Holdings Corp.; WebMD Health Corp.; WPP PLC; Youku, Inc.; Zoll Medical Corp.; valued at $63,006)

	60,000	60,000

Face Amount (000)	Value (000)

JP Morgan Clearing Corp., (0.82%, dated 12/8/11, due 3/7/12; proceeds $45,092; fully collateralized by Common Stocks; AngloGold Ashanti Ltd.; Barclays PLC; Capitol Federal Financial, Inc.; Changyou.com Ltd.; Crocs, Inc.; CSR PLC; First Interstate Bancsystem, Inc.; Halozyme Therapeutics, Inc.; Horizon Technology Finance Corp.; Huntsman Corp.; InterDigital, Inc.; Intersil Corp.; Melco Crown Entertainment Ltd.; MICROS Systems, Inc.; Pampa Energia SA; Plexus Corp.; Polycom, Inc.; Reliance Steel & Aluminum Co.; Rovi Corp.; Shire PLC; Telefonica SA; TIBCO Software, Inc.; Turkcell Iletisim Hizmetleri AS; VOXX International Corp.; Wacoal Holdings Corp.; WebMD Health Corp.; WPP PLC; Youku, Inc.; Zoll Medical Corp.; and Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; Amgen, Inc. 0.38% due 2/1/13; Health Care REIT, Inc. 3.00% due 12/1/29; Textron, Inc. 4.50% due 5/1/13; valued at $48,219)

$45,000	$45,000

RBC Capital Markets Corp., (0.63%, dated 4/8/11, due 4/5/12; proceeds $20,000; fully collateralized by Corporate Bonds; AES Corp. (The) 7.75% due 3/1/14; Aircastle Ltd. 9.75% due 8/1/18; Ally Financial, Inc. 6.30% - 8.00% due 8/15/12 - 11/1/31; American Axle & Manufacturing Holdings Inc. 9.25% due 1/15/17; Appleton Papers, Inc. 10.50% due 6/15/15; BAC Capital Trust VI 5.63% due 3/8/35; Calfrac Holdings LP 7.50% due 12/1/20; Calpine Corp. 7.88% due 7/31/20; CE Generation LLC 7.42% due 12/15/18; Chesapeake Energy Corp. 9.50% due 2/15/15; Cincinnati Bell, Inc. 7.00% - 8.38% due 2/15/15 - 10/15/20; CIT Group, Inc. 7.00% due 5/1/16 - 5/1/17; CNH America LLC 7.25% due 1/15/16; Complete Production Services, Inc. 8.00% due 12/15/16; Comstock Resources, Inc. 8.38% due 10/15/17; Copano Energy LLC/Copano Energy Finance Corp. 7.13% due 4/1/21; DISH DBS Corp. 6.63% due 10/1/14; DPL, Inc. 7.25% due 10/15/21; Ford Motor Co. 7.50% - 9.98% due 1/15/22 - 2/15/47; Ford Motor Credit Co. LLC 3.00% - 3.88% due 6/20/13 - 1/15/15; Frontier Communications Corp. 8.13% - 8.25% due 5/1/14- 10/1/18; Genesis Energy LP/Genesis Energy Finance Corp. 7.88% due 12/15/18; Geo Group, Inc. (The) 7.75% due 10/15/17; Goodyear Tire & Rubber Co. (The) 8.75% due 8/15/20; iGate Corp. 9.00% due 5/1/16; Intergen N.V. 9.00% due 6/30/17; Lamar Media Corp. 6.63% due 8/15/15; Leucadia National Corp. 7.00% due 8/15/13; Linn Energy LLC 9.88% due 7/1/18; Linn Energy LLC/Linn Energy Finance Corp. 11.75% due 5/15/17; Nextel Communications, Inc. 6.88% due 10/31/13; NGPL PipeCo LLC 7.77% due 12/15/37; Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.88% due 3/15/18; NSG Holdings LLC/NSG Holdings, Inc. 7.75% due 12/15/25; Oil States International, Inc. 6.50% due 6/1/19; PE Paper Escrow GmbH 12.00% due 8/1/14; PNM Resources, Inc. 9.25% due 5/15/15; Quebecor Media, Inc. 7.75% due 3/15/16; Quicksilver Resources, Inc. 8.25% - 11.75% due 8/1/15 - 1/1/16; Range Resources Corp. 6.75% due 8/1/20; Regions Financial Corp. 7.75% due 11/10/14; Royal Caribbean Cruises Ltd. 7.50% due 10/15/27; Scientific Games Corp. 8.13% due 9/15/18; Southern Star Central Corp. 6.75% due 3/1/16; Sunoco, Inc. 4.88% due 10/15/14; Tenaska Alabama Partners LP 7.00% due 6/30/21; Tesoro Corp. 6.50% due 6/1/17; United States Steel Corp. 6.05% due 6/1/17; Venezuela Government International Bond 9.25% due 5/7/28; Videotron Ltee 6.88% due 1/15/14; Windstream Corp. 7.75% due 10/15/20; XM Satellite Radio, Inc. 7.63% due 11/1/18; Zayo Group LLC/Zayo Capital, Inc. 10.25% due 3/15/17; valued at $21,200)

20,000	20,000

	Face Amount (000)	Value (000)
TD Securities USA LLC, (0.18%, dated 1/31/12, due 2/1/12; proceeds $113,001; fully collateralized by a Corporate Bond; Lloyds TSB Bank PLC 2.80% due 4/2/12; valued at $119,085)	$113,000	$113,000

Wells Fargo Securities LLC, (0.20%, dated 1/31/12, due 2/1/12; proceeds $50,000; fully collateralized by Corporate Bonds; BP Capital Markets PLC 4.50% due 10/1/20; Canadian National Railway Co. 1.45% due 12/15/16; CBS Corp. 4.63% due 5/15/18; Credit Suisse/New York NY 5.50% due 5/1/14; Discovery Communications LLC 5.63% due 8/15/19; Goodrich Corp. 4.88% due 3/1/20; HCP, Inc. 6.00% due 1/30/17; Johnson & Johnson 5.95% due 8/15/37; Nisource Finance Corp. 6.80% due 1/15/19; Oracle Corp. 5.25% due 1/15/16; Petronas Capital Ltd. 7.00% due 5/22/12; Plains All American Pipeline LP/PAA Finance Corp. 6.13% due 1/15/17; SCANA Corp. 4.13% due 2/1/22; Walt Disney Co. (The) 4.70% due 12/1/12; Williams Partners LP 6.30% due 4/15/40; Wyndham Worldwide Corp. 6.00% due 12/1/16; XL Group PLC 6.38% due 11/15/24; valued at $52,500)

	50,000	50,000
Total Repurchase Agreements (Cost $929,360)		929,360

Tax-Exempt Instruments (20.0%)
Closed-End Investment Company (0.4%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.23%, 5/5/41 (c)	10,000	10,000

Weekly Variable Rate Bonds (19.6%)
California Statewide Communities Development Authority,
Kaiser Permanente Ser 2008 A
0.07%, 4/1/32	27,500	27,500
Kaiser Permanente Ser 2009 C-1
0.07%, 4/1/46	27,000	27,000
Kaiser Permanente Ser 2009 C-2
0.07%, 4/1/46	17,500	17,500
Kaiser Permanente Ser 2009 C-3
0.07%, 4/1/45	34,900	34,900
Chicago Mission AAA Hockey Club, IL, Taxable Ser 2011
0.25%, 5/1/46	5,000	5,000
Colorado Housing & Finance Authority,
Multi-Family Class II 2005 Ser A-3 (AMT)
0.08%, 4/1/40	15,820	15,820
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.08%, 11/1/26	12,500	12,500
Denver Public Schools, CO, Ser 2011 A-3 (COPs) (Taxable)
0.12%, 12/15/37	12,500	12,500
Fremont, CA, Ser 2010 (COPs)
0.05%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4
0.05%, 9/1/24	46,550	46,550
Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-1
0.03%, 7/1/35	20,000	20,000
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D
0.04%, 2/15/38	11,200	11,200

	Face Amount (000)	Value (000)
Maryland Department of Housing & Community Development,
Community Development Administration Residential 2004 Ser F (AMT)
0.09%, 9/1/35	$20,000	$20,000
Community Development Administration Residential 2006 Ser G (AMT)
0.10%, 9/1/40	19,000	19,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.03%, 6/15/41	52,200	52,200
New York City, NY, Fiscal 2010 Subser G-4
0.03%, 3/1/39	23,700	23,700
New York State Housing Finance Agency,
Chelsea Apartments 2003 Ser A (AMT)
0.08%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	17,150	17,150
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 A
0.03%, 4/1/36	22,945	22,945
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian)
0.08%, 10/1/36	27,000	27,000
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser D-1 (AMT)
0.10%, 7/1/39	11,325	11,325
Single Family Mortgage Class I 2009 Ser B
0.07%, 1/1/39	10,000	10,000
Western Municipal Water District Facilities Authority, CA, Ser 2009 A
0.04%, 10/1/32	22,350	22,350
		511,140
Total Tax-Exempt Instruments (Cost $521,140)		521,140

Time Deposit (3.8%)
International Bank (3.8%)
Deutsche Bank Cayman Islands
0.10%, 2/1/12	100,000	100,000
Total Investments (100.0%) (Cost $2,603,098)		2,603,098
Other Assets in Excess of Liabilities (0.0%) (d)		642
Net Assets (100.0%)		$2,603,740

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(d)	Amount is less than 0.05%.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
VRDP	Variable Rate Demand Preferred.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$225,000	$—	$225,000
Commercial Paper	—	488,563	—	488,563
Floating Rate Notes	—	339,035	—	339,035
Repurchase Agreements	—	929,360	—	929,360
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Weekly Variable Rate Bonds	—	511,140	—	511,140
Total Tax-Exempt Instruments		521,140		521,140
Time Deposits	—	100,000	—	100,000
Total Assets	$—	$2,603,098	$—	$2,603,098

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (11.1%)
International Banks (11.1%)
DNB NOR Bank ASA
0.52%, 4/13/12	$415,000	$415,000
Oversea Chinese Banking,
0.37%, 3/20/12	100,000	100,000
0.60%, 3/30/12	50,000	50,000
Skandin Ens Banken
0.38%, 2/3/12	475,000	475,000
Svenska Handelsbanken AB,
0.39%, 2/6/12	354,000	354,000
0.55%, 4/16/12	195,000	195,002
Total Certificates of Deposit (Cost $1,589,002)		1,589,002

Commercial Paper (a) (16.7%)
International Banks (16.7%)
ABN Amro Funding USA LLC,
0.36%, 3/1/12 – 3/5/12 (b)	150,000	149,955
0.56%, 2/3/12 (b)	40,000	39,999
Deutsche Bank Financial LLC
0.16%, 2/3/12	400,000	399,996
ING US Funding LLC
0.20%, 2/2/12	506,000	505,997
Nordea North America, Inc.,
0.52%, 3/14/12 – 5/1/12	515,000	514,549
Oversea Chinese Banking
0.50%, 4/25/12	125,000	124,857
Rabobank USA Financial Corp.
0.68%, 7/30/12	490,000	488,371
Swedbank
0.37%, 2/22/12	100,000	99,979
UOB Funding LLC
0.46%, 2/8/12	70,000	69,994
Total Commercial Paper (Cost $2,393,697)		2,393,697

Floating Rate Notes (14.7%)
International Banks (14.7%)
Australia & New Zealand Bank
0.66%, 10/24/12 (b)	75,000	75,020
Bank of Nova Scotia,
0.69%, 8/9/12	212,000	212,299
0.74%, 6/11/12	83,000	83,089
Barclays Bank PLC
0.48%, 11/5/12	284,000	284,000
BNP Paribas
0.63%, 2/9/12	383,000	383,000
Royal Bank of Canada
0.51%, 2/27/12	396,500	396,500
Westpac Banking Corp.,
0.62%, 7/5/12 – 10/24/12	665,000	665,000
Total Floating Rate Notes (Cost $2,098,908)		2,098,908

	Face Amount (000)	Value (000)
Repurchase Agreements (45.6%)
ABN Amro Funding USA LLC, (0.24%, dated 1/31/12, due 2/1/12; proceeds $100,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association Zero Coupon - 5.00% due 12/3/12 - 10/1/41; valued at $102,888)	$100,000	$100,000
Bank of Nova Scotia, (0.22%, dated 1/31/12, due 2/1/12; proceeds $425,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 8/1/26; Federal National Mortgage Association 4.00% due 1/11/40 - 1/1/42; valued at $437,750)	425,000	425,000
Barclays Capital, Inc., (0.18%, dated 1/31/12, due 2/1/12; proceeds $35,000; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 0.63% due 8/31/13 - 7/15/14; valued at $35,700)	35,000	35,000
Barclays Capital, Inc., (0.40%, dated 1/31/12, due 2/1/12; proceeds $80,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 1/31/14; valued at $81,600)	80,000	80,000

Barclays Capital, Inc., (0.50%, dated 1/31/12, due 2/1/12; proceeds $50,001; fully collateralized by Common Stocks; America Movil SAB de CV; AngloGold Ashanti Ltd.; Anheuser-Busch InBev N.V.; ArcelorMittal; Baidu, Inc.; BHP Billiton PLC; BP PLC; Cia de Minas Buenaventura SA; Diageo PLC; Gold Fields Ltd.; Home Inns & Hotels Management, Inc.; Honda Motor Co., Ltd.; Koninklijke Philips Electronics N.V.; New Oriental Education & Technology Group; Royal Dutch Shell PLC; Sanofi; Shinhan Financial Group Co., Ltd.; Telefonica SA; Ternium SA; Teva Pharmaceutical Industries Ltd.; Total SA; Vale SA; and Convertible Bonds; CMS Energy Corp. 5.50% due 6/15/29; Vornado Realty LP 3.88% due 4/15/25; and Convertible Preferred Stocks; Bunge Ltd.; CommonWealth REIT; Omnicare Capital Trust I; Omnicare Capital Trust II; valued at $54,070)

	50,000	50,000

Barclays Capital, Inc., (0.75%, dated 2/18/11, due 2/17/12; proceeds $165,058; fully collateralized by Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; Alliant Techsystems, Inc. 3.00% due 8/15/24; CMS Energy Corp. 2.75% due 11/15/35; Chesapeake Energy Corp. 5.50% due 6/15/29; Covanta Holding Corp. 3.25% due 6/1/14; Dominion Resources, Inc. 2.13% due 12/15/23; EnerSys 3.38% due 6/1/38; Ford Motor Co. 4.25% due 11/15/16 - 12/15/36; Forest City Enterprises, Inc. 4.25% due 8/15/18; General Cable Corp. 4.50% due 11/15/29; General Cable Corp. 0.88% due 11/15/13; Health Care REIT, Inc. 3.00% - 4.75% due 12/1/26 - 12/1/29; Hospitality Properties Trust 3.80% due 3/15/27; Ingersoll-Rand Global Holding Co., Ltd. 4.50% due 4/15/12; Intel Corp. 3.25% due 8/1/39; International Game Technology 3.25% due 5/1/14; Interpublic Group of Cos., Inc. (The) 4.25% due 3/15/23; Janus Capital Group, Inc. 3.25% due 7/15/14; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lam Research Corp. 1.25% due 5/15/18; Lennar Corp. 3.25% due 11/15/21; Liberty Interactive LLC 3.13% - 4.00% due 3/30/23 - 1/15/31; LifePoint Hospitals, Inc. 3.25% due 8/15/25; MGM Resorts International 1.63% due 4/15/13; Medtronic, Inc. 4.25% due 4/15/15; Microsoft Corp. Zero Coupon due 6/15/13;

	Face Amount (000)	Value (000)
NASDAQ OMX Group, Inc. (The) 2.50% due 8/15/13; National Retail Properties, Inc. 5.13% due 6/15/28; Old Republic International Corp. 8.00% due 5/15/12; Omnicare, Inc. 3.75% due 12/15/25; Omnicom Group, Inc. Zero Coupon due 7/31/32; Owens-Brockway Glass Container, Inc. 3.00% due 6/1/15; Peabody Energy Corp. 4.75% due 12/15/66; Saks, Inc. 2.00% due 3/15/24; Trinity Industries, Inc. 3.88% due 6/1/36; Vornado Realty LP 3.88% due 4/15/25; Wyndham Worldwide Corp. 3.50% due 5/1/12; and a Convertible Preferred Stock; Bunge Ltd.; valued at $186,457)	$165,000	$165,000
BNP Paribas Securities Corp., (0.24%, dated 1/31/12, due 2/1/12; proceeds $526,004; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association Zero Coupon - 6.04% due 1/1/37 - 2/1/42; valued at $541,780)	526,000	526,000

BNP Paribas Securities Corp., (0.45%, dated 1/31/12, due 2/1/12; proceeds $220,003; fully collateralized by Corporate Bonds; Allstate Corp. (The) 5.20% due 1/15/42; American Express Co. 8.13% due 5/20/19; American International Group, Inc. 3.75% - 5.05% due 11/30/13 - 10/1/15; Amgen, Inc. 4.85% due 11/18/14; Anheuser-Busch Cos. LLC 4.70% due 4/15/12; AT&T, Inc. 4.95% due 1/15/13; AXA SA 6.38% due 12/29/49; Bank of America Corp. 4.88% - 5.70% due 1/15/13 - 1/24/22; Bank of Tokyo-Mitsubishi UFJ Ltd. 2.60% due 1/22/13; Barclays Bank PLC 2.38% - 10.18% due 6/12/12 - 10/14/20; British Telecommunications PLC 9.63% due 12/15/30; Brunswick Corp. 11.25% due 11/1/16; Capital One Bank USA NA 8.80% due 7/15/19; Centex Corp. 5.70% due 5/15/14; Credit Suisse USA, Inc. 4.88% - 5.13% due 1/15/15 - 8/15/15; ERP Operating LP 4.63% due 12/15/21; France Telecom SA 4.38% due 7/8/14; General Electric Capital Corp. 0.59% - 3.50% due 8/13/12 - 1/9/17; HCP, Inc. 3.75% due 2/1/19; HSBC Finance Corp. 6.68% due 1/15/21; Lennar Corp. 12.25% due 6/1/17; Lincoln National Corp. 4.85% - 6.30% due 6/24/21 - 10/9/37; Lowe’s Cos., Inc. 5.80% due 4/15/40; MidAmerican Energy Co. 5.13% due 1/15/13; National City Corp. 4.90% due 1/15/15; Prudential Financial, Inc. 6.20% due 11/15/40; Societe Generale SA 5.75% due 4/20/16; Stryker Corp. 2.00% due 9/30/16; Susser Holdings LLC/Susser Finance Corp. 8.50% due 5/15/16; Time Warner Cable, Inc. 5.88% due 11/15/40; Time Warner, Inc. 4.88% due 3/15/20; Travelers Cos., Inc. (The) 3.90% due 11/1/20; Windstream Corp. 8.13% due 8/1/13; XLIT Ltd. 5.75% due 10/1/21; valued at $232,505)

	220,000	220,000

Face Amount (000)	Value (000)

Credit Suisse Securities USA, (0.25%, dated 1/25/12, due 2/1/12; proceeds $435,021; fully collateralized by Common Stocks; Affiliated Managers Group, Inc.; American Eagle Outfitters, Inc.; American Safety Insurance Holdings Ltd.; AMETEK, Inc.; AngloGold Ashanti Ltd.; Axis Capital Holdings Ltd.; Barrick Gold Corp.; BP PLC; Brookfield Asset Management, Inc.; Canadian Imperial Bank of Commerce; CGI Group, Inc.; Charles River Laboratories International, Inc.; Churchill Downs, Inc.; Cia Cervecerias Unidas SA; Cia de Minas Buenaventura SA; City Telecom HK Ltd.; Clicksoftware Technologies Ltd.; Comcast Corp.; Community Health Systems, Inc.; Consolidated-Tomoka Land Co.; Credicorp Ltd.; CVD Equipment Corp.; Diageo PLC; DISH Network Corp.; Dollar Thrifty Automotive Group, Inc.; Dorchester Minerals LP; Elan Corp. PLC; Eldorado Gold Corp.; Empresa Nacional de Electricidad SA; Enbridge, Inc.; Energizer Holdings, Inc.; Enersis SA; ENI SpA; Equinix, Inc.; Everest Re Group Ltd.; EZchip Semiconductor Ltd.; France Telecom SA; Gildan Activewear, Inc.; Golar LNG Ltd.; Gold Fields Ltd.; Goldcorp, Inc.; Grupo Televisa SAB; Hardinge, Inc.; Harmony Gold Mining Co., Ltd.; HEICO Corp.; Hitachi Ltd.; Honda Motor Co., Ltd.; Hubbell, Inc.; ICON PLC; Illumina, Inc.; Intersil Corp.; JW Mays, Inc.; Kansas City Southern; Key Technology, Inc.; Kubota Corp.; Lennar Corp.; Luxottica Group SpA; Mack-Cali Realty Corp.; Manpower, Inc.; Markel Corp.; McDermott International, Inc.; Medicines Co. (The); Methanex Corp.; MGM Resorts International; Molex, Inc.; MSC Industrial Direct Co., Inc.; Myriad Genetics, Inc.; Navistar International Corp.; NCR Corp.; Nexen, Inc.; NICE Systems Ltd.; Nippon Telegraph & Telephone Corp.; Northrim BanCorp, Inc.; NVR, Inc.; OGE Energy Corp.; Ohio Valley Banc Corp.; Orbotech Ltd.; Oriental Financial Group, Inc.; Orthofix International N.V.; Oshkosh Corp.; Patterson-UTI Energy, Inc.; Penn National Gaming, Inc.; Philippine Long Distance Telephone Co.; Polycom, Inc.; RADWARE Ltd.; Reed Elsevier N.V.; Rick’s Cabaret International, Inc.; Rogers Communications, Inc.; TELUS Corp.; Tempur-Pedic International, Inc.; TRW Automotive Holdings Corp.; Unilever PLC; Yamana Gold, Inc.; valued at $456,812)

$435,000	$435,000

Credit Suisse Securities USA, (0.60%, dated 1/25/12, due 2/1/12; proceeds $170,020; fully collateralized by Common Stocks; Agnico-Eagle Mines Ltd.; Alexandria Real Estate Equities, Inc.; American Eagle Outfitters, Inc.; American National Insurance Co.; Ameristar Casinos, Inc.; AMETEK, Inc.; Ann, Inc.; Aspen Technology, Inc.; Avnet, Inc.; AVX Corp.; Barrick Gold Corp.; China Telecom Corp., Ltd.; Hanover Insurance Group, Inc. (The); Medley Capital Corp.; Panera Bread Co.; Tekelec, Inc.; Universal Technical Institute, Inc.; and Convertible Bonds; Alliant Techsystems, Inc. 3.00% due 8/15/24; Chesapeake Energy Corp. 2.50% due 5/15/37; DR Horton, Inc. 2.00% due 5/15/14; Exterran Energy Corp. 4.75% due 1/15/14; General Cable Corp. 0.88% due 11/15/13; Health Care REIT, Inc. 3.00% - 4.75% due 7/15/27 - 12/1/29; International Game Technology 3.25% due 5/1/14; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Old Republic International Corp. 3.75% - 8.00% due 5/15/12 - 3/15/18; Omnicare, Inc. 3.75% due 12/15/25; ON Semiconductor Corp. 1.88% due 12/15/25; Stanley Black & Decker, Inc. Zero Coupon due 5/17/12; Transocean, Inc. 1.50% due 12/15/37; TW telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $188,972)

170,000	170,000

	Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.24%, dated 1/31/12, due 2/1/12; proceeds $100,001; fully collateralized by Common Stocks; Agnico-Eagle Mines Ltd.; ASM International N.V.; Avago Technologies Ltd.; BOK Financial Corp.; BP PLC; Canadian National Railway Co.; Centrais Eletricas Brasileiras SA; China Telecom Corp., Ltd.; Cia de Minas Buenaventura SA; City Telecom HK Ltd.; Coca-Cola Femsa SAB de CV; Comcast Corp.; Credicorp Ltd.; Elan Corp PLC; eLong, Inc.; Embraer SA; Enersis SA; Ensco PLC; EV Energy Partner LP; Famous Dave’s Of America, Inc.; First Citizens BancShares, Inc.; Grupo Aeroportuario del Pacifico SAB de CV; Hitachi Ltd.; Honda Motor Co., Ltd.; IRSA Inversiones y Representaciones SA; Kyocera Corp.; Maxim Integrated Products, Inc.; Netease.com; NII Holdings, Inc.; NTT DoCoMo, Inc.; Patterson-UTI Energy, Inc.; Pearson PLC; Potash Corp of Saskatchewan, Inc.; RADWARE Ltd.; Randgold Resources Ltd.; Rovi Corp.; Royal Gold, Inc.; SAP AG; Shire PLC; Siemens AG; Silicon Motion Technology Corp.; Sinopec Shanghai Petrochemical Co., Ltd.; SK Telecom Co., Ltd.; Syneron Medical Ltd.; Telecom Argentina SA; Telefonica SA; TELUS Corp.; Ternium SA; TIBCO Software, Inc.; Transocean Ltd.; Vodafone Group PLC; YPF SA; valued at $105,000)

	$100,000	$100,000
Deutsche Bank Securities, Inc., (0.24%, dated 1/31/12, due 2/1/12; proceeds $268,667; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 10/1/20 - 12/1/38; valued at $276,725)	268,665	268,665

Deutsche Bank Securities, Inc., (0.45%, dated 1/31/12, due 2/1/12; proceeds $80,001; fully collateralized by Common Stocks; BP PLC; Embraer SA; Ensco PLC; Hitachi Ltd.; Netease.com; SAP AG; Shire PLC; Telefonica SA; Vodafone Group PLC; and Corporate Bonds; Alcoa, Inc. 5.25% due 3/15/14; Amgen, Inc. 0.38% due 2/1/13; Chesapeake Energy Corp. 2.75% due 11/15/35; Exterran Energy Corp. 4.75% due 1/15/14; Fidelity National Financial, Inc. 4.25% due 8/15/18; Health Care REIT, Inc. 3.00% due 12/1/29; Ingersoll-Rand Global Holding Co., Ltd. 4.50% due 4/15/12; Lennar Corp. 2.75% due 12/15/20; Liberty Interactive LLC 3.50% due 1/15/31; Medtronic, Inc. 1.63% due 4/15/13; National Retail Properties, Inc. 5.13% due 6/15/28; Ocwen Financial Corp. 3.25% due 8/1/24; ON Semiconductor Corp. 1.88% due 12/15/25; Terex Corp. 4.00% due 6/1/15; United Rentals North America, Inc. 1.88% due 10/15/23; Vornado Realty LP 3.88% due 4/15/25; valued at $88,832)

	80,000	80,000
Goldman Sachs & Co., (0.14%, dated 1/30/12, due 2/6/12; proceeds $75,002; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 1/1/32; valued at $77,214)	75,000	75,000
Goldman Sachs & Co., (0.14%, dated 1/27/12, due 2/3/12; proceeds $100,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 6.00% due 10/1/37 - 2/1/42; valued at $102,974)	100,000	100,000
Goldman Sachs & Co., (0.14%, dated 1/25/12, due 2/1/12; proceeds $125,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00% due 8/1/39 - 8/1/41; valued at $128,791)	125,000	125,000
Goldman Sachs & Co., (0.14%, dated 1/26/12, due 2/2/12; proceeds $250,007; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 1/1/41; Federal National Mortgage Association 4.00% - 6.00% due 9/1/37 - 11/1/40; valued at $257,522)	250,000	250,000

	Face Amount (000)	Value (000)
Goldman Sachs & Co., (0.22%, dated 1/31/12, due 2/1/12; proceeds $50,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 4.10% due 2/4/12; Federal National Mortgage Association 5.00% due 4/15/15; valued at $50,963)	$50,000	$50,000

JP Morgan Clearing Corp., (0.26%, dated 1/31/12, due 2/1/12; proceeds $280,002; fully collateralized by Common Stocks; ABIOMED, Inc.; Acxiom Corp.; Agnico-Eagle Mines Ltd.; Akorn, Inc.; AMAG Pharmaceuticals, Inc.; America Movil SAB de CV; American Dental Partners, Inc.; American Science & Engineering, Inc.; Ameristar Casinos, Inc.; AngloGold Ashanti Ltd.; Apco Oil and Gas International, Inc.; Apogee Enterprises, Inc.; Arcos Dorados Holdings, Inc.; Arctic Cat, Inc.; Arkansas Best Corp.; ARM Holdings PLC; Associated Banc-Corp.; Avatar Holdings, Inc.; Aviva PLC; Banco Santander Chile; Barclays PLC; BP PLC; BRF - Brasil Foods SA; BT Group PLC; Career Education Corp.; China Eastern Airlines Corp., Ltd.; China Mobile Ltd.; China Petroleum & Chemical Corp.; China Southern Airlines Co., Ltd.; China Telecom Corp., Ltd.; Cia Cervecerias Unidas SA; Cia de Bebidas das Americas; Cia de Saneamento Basico do Estado de Sao Paulo; CNOOC Ltd.; Coca-Cola Femsa SAB de CV; Columbia Sportswear Co.; Credicorp Ltd.; Cresud SACIF y A; Cyberonics, Inc.; Cypress Semiconductor Corp.; Diageo PLC; Digital River, Inc.; Elan Corp. PLC; Eldorado Gold Corp.; Embraer SA; Ensco PLC; Fly Leasing Ltd.; Gold Fields Ltd.; Goldcorp, Inc.; Grupo Aeroportuario del Pacifico SAB de CV; Grupo Aeroportuario del Sureste SAB de CV; Grupo Televisa SAB; Harmony Gold Mining Co., Ltd.; Honda Motor Co., Ltd.; HSBC Holdings PLC; Huntsman Corp.; Integra LifeSciences Holdings Corp.; Kinross Gold Corp.; Konami Corp.; Koninklijke Philips Electronics N.V.; Kubota Corp.; Kyocera Corp.; LG Display Co., Ltd.; Luxottica Group SpA; Mercury Computer Systems, Inc.; Owens Corning; Pampa Energia SA; PetroChina Co., Ltd.; Reed Elsevier PLC; Reliance Steel & Aluminum Co.; Sanofi; Senior Housing Properties Trust; SK Telecom Co., Ltd.; Syngenta AG; Talisman Energy Inc.; Telecom Italia SpA; Telefonica SA; Telekomunikasi Indonesia Tbk PT; Temple-Inland, Inc.; Ternium SA; Tessera Technologies, Inc.; Turkcell Iletisim Hizmetleri AS; Valhi, Inc.; Youku, Inc.; YPF SA; valued at $294,027)

	280,000	280,000

JP Morgan Clearing Corp., (0.82%, dated 12/8/11, due 3/7/12; proceeds $305,625; fully collateralized by Common Stocks; America Movil SAB de CV; AngloGold Ashanti Ltd.; Banner Corp.; Barclays PLC; BP PLC; CNOOC Ltd.; Digital River, Inc.; Elan Corp. PLC; Electronics for Imaging, Inc.; Ensco PLC; EPIQ Systems, Inc.; Fly Leasing Ltd.; Gibraltar Industries, Inc.; Grupo Televisa SAB; Heidrick & Struggles International, Inc.; Hologic, Inc.; Huntsman Corp.; Kinross Gold Corp.; Konami Corp.; MKS Instruments, Inc.; Pampa Energia SA; Pantry, Inc. (The); PF Chang’s China Bistro, Inc.; Reliance Steel & Aluminum Co.; Sanofi; Telefonica SA; Temple-Inland, Inc.; Turkcell Iletisim Hizmetleri AS; United Therapeutics Corp.; Youku, Inc.; and Convertible Bonds; Alcoa, Inc. 5.25% due 3/15/14; Amgen, Inc. 0.38% due 2/1/13; ArcelorMittal 5.00% due 5/15/14; Fidelity National Financial, Inc. 4.25% due 8/15/18; Health Care REIT, Inc. 3.00% - 4.75% due 7/15/27 - 12/1/29; Intel Corp. 3.25% due 8/1/39; International Game Technology 3.25% due 5/1/14; Medtronic, Inc. 1.63% due 4/15/13; National Retail Properties, Inc. 3.95% due 9/15/26; Old Republic International Corp. 8.00% due 5/15/12; Stanley Black & Decker, Inc. Zero Coupon due 5/17/12; Textron, Inc. 4.50% due 5/1/13; Transocean, Inc. 1.50% due 12/15/37; Vornado Realty LP 3.88% due 4/15/25; valued at $330,225)

	305,000	305,000

	Face Amount (000)	Value (000)

RBC Capital Markets Corp., (0.63%, dated 4/8/11, due 4/5/12; proceeds $80,508; fully collateralized by Corporate Bonds; Alere, Inc. 9.00% due 5/15/16; American International Group, Inc. 8.18% due 5/15/68; Avaya, Inc. 9.75% due 11/1/15; Boyd Gaming Corp. 9.13% due 12/1/18; BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88% due 4/15/22; Calfrac Holdings LP 7.50% due 12/1/20; Carrizo Oil & Gas, Inc. 8.63% due 10/15/18; Ceridian Corp. 11.25% due 11/15/15; Chaparral Energy, Inc. 8.25% due 9/1/21; Checkout Holding Corp. Zero Coupon due 11/15/15; Connacher Oil and Gas Ltd. 8.50% due 8/1/19; Edison Mission Energy 7.20% - 7.75% due 6/15/13 - 5/15/27; EXCO Resources, Inc. 7.50% due 9/15/18; Felcor Lodging LP 6.75% due 6/1/19; Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.63% due 6/15/20; First Data Corp. 11.25% due 3/31/16; GenOn Americas Generation LLC 8.50% due 10/1/21; GenOn Energy, Inc. 7.88% - 9.88% due 6/15/17 - 10/15/20; Goodrich Petroleum Corp. 8.88% due 3/15/19; Integra Telecom Holdings, Inc. 10.75% due 4/15/16; Kinetic Concepts Inc/KCI USA, Inc. 12.50% due 11/1/19; Kodiak Oil & Gas Corp. 8.13% due 12/1/19; Level 3 Financing, Inc. 9.38% due 4/1/19; Liberty Interactive LLC 8.50% due 7/15/29; MGM Resorts International 6.75% due 4/1/13; NRG Energy, Inc. 8.25% due 9/1/20; Pernod-Ricard SA 2.95% due 1/15/17; PetroBakken Energy Ltd. 8.63% due 2/1/20; Sears Roebuck Acceptance Corp. 6.50% - 7.50% due 12/17/12 - 6/1/32; Select Medical Holdings Corp. 6.27% due 9/15/15; SESI LLC 7.13% due 12/15/21; Seven Seas Cruises S de RL LLC 9.13% due 5/15/19; Springleaf Finance Corp. 5.38% due 10/1/12; Sprint Nextel Corp. 6.00% due 12/1/16; Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.63% due 4/15/16; Swift Energy Co. 7.88% due 3/1/22; Travelport LLC 5.15% - 9.88% due 9/1/14; valued at $84,651)

	$80,000	$80,000
Societe Generale, (0.18%, dated 1/31/12, due 2/1/12; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.88% due 8/31/17; valued at $204,000)	200,000	200,000
Societe Generale, (0.20%, dated 1/31/12, due 2/1/12; proceeds $500,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.00% due 1/1/32 - 8/1/41; Federal National Mortgage Association 4.50% - 5.50% due 5/1/30 - 8/1/41; valued at $515,000)	500,000	500,000
Societe Generale, (0.24%, dated 1/31/12, due 2/1/12; proceeds $1,200,008; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.00% due 11/1/25 - 5/1/40; Federal National Mortgage Association 3.50% - 6.00% due 9/1/30 - 8/1/48; valued at $1,236,000)	1,200,000	1,200,000
TD Securities USA LLC, (0.18%, dated 1/31/12, due 2/1/12; proceeds $113,001; fully collateralized by a Corporate Bond; Lloyds TSB Bank PLC 2.80% due 4/2/12; valued at $118,650)	113,000	113,000

Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.20%, dated 1/31/12, due 2/1/12; proceeds $600,003; fully collateralized by Corporate Bonds; 3M Co. 4.65% - 5.70% due 12/17/12 - 3/15/37; Abbey National Treasury Services PLC 4.00% due 4/27/16; Abbott Laboratories 5.60% due 11/30/17; ACE INA Holdings, Inc. 5.70% - 5.88% due 6/15/14 - 2/15/17; Adobe Systems, Inc. 3.25% due 2/1/15; AEP Texas Central Co. 6.65% due 2/15/33; Aetna, Inc. 6.00% due 6/15/16; Aflac, Inc. 6.45% due 8/15/40; Alabama Power Co. 6.13% due 5/15/38; Alcoa, Inc. 5.55% - 6.75% due 2/1/17 - 1/15/28; Allegheny Energy Supply Co. LLC 5.75% due 10/15/19; Allied Waste North America, Inc. 6.88% due 6/1/17; Allstate Corp. (The) 6.13% due 5/15/67; Altria Group, Inc. 7.75% due 2/6/14; American Express Bank FSB 5.55% - 6.00% due 10/17/12 - 9/13/17; American Express Centurion Bank 5.55% due 10/17/12; American Express Co. 7.25% - 8.13% due 5/20/14 - 5/20/19; American Express Credit Corp. 5.13% - 7.30% due 8/20/13 - 12/2/15; American Financial Group, Inc. 9.88% due 6/15/29; American International Group, Inc. 3.65% - 8.25% due 1/15/14 - 12/15/20; Amgen, Inc. 1.88% - 6.40% due 11/15/14 - 10/1/41; Anheuser-Busch Cos. LLC 5.60% due 3/1/17; Anheuser-Busch InBev Worldwide, Inc. 4.13% - 5.38% due 11/15/14 - 4/15/20; Aon Corp. 3.50% - 8.21% due 12/14/12 - 1/1/27; Apache Corp. 5.10% - 6.00% due 1/15/37 - 9/1/40; Appalachian Power Co. 6.38% due 4/1/36; Applied Materials, Inc. 2.65% - 7.13% due 6/15/16 - 6/15/41; ArcelorMittal 5.50% - 9.00% due 2/15/15 - 3/1/21; Archer-Daniels-Midland Co. 4.54% - 5.77% due 9/15/35 - 3/26/42; Aries Vermoegensverwaltungs GmbH 9.60% due 10/25/14; Arizona Public Service Co. 4.50% - 8.75% due 3/1/19 - 4/1/42; Arrow Electronics, Inc. 7.50% due 1/15/27; AstraZeneca PLC 5.90% due 9/15/17; AT&T, Inc. 2.50% - 6.45% due 8/15/12 - 1/15/38; Axis Specialty Finance LLC 5.88% due 6/1/20; BAE Systems Holdings, Inc. 6.38% due 6/1/19; Baltimore Gas & Electric Co. 5.90% due 10/1/16; Bank of America Corp. 4.75% - 7.75% due 9/15/12 - 10/15/25; Bank of America NA 6.00% - 6.10% due 6/15/16 — 6/15/17; Bank of New York Mellon Corp. (The) Zero Coupon - 5.45% due 11/1/12 - 2/1/21; Bank One Corp. 5.25% due 1/30/13; Barclays Bank PLC 5.14% due 10/14/20; Barrick Gold Corp. 6.95% due 4/1/19; Barrick International Barbados Corp. 5.75% due 10/15/16; Barrick PD Australia Finance Pty Ltd. 4.95% due 1/15/20; Baxter International, Inc. 1.80% - 1.85% due 3/15/13 - 1/15/17; BB&T Capital Trust IV 6.82% due 6/12/77; BB&T Corp. 3.85% - 5.25% due 7/27/12 - 11/1/19; Bear Stearns Cos. LLC (The) 5.30% - 6.40% due 2/1/12 - 10/2/17; Bemis Co., Inc. 4.50% due 10/15/21; Berkshire Hathaway Finance Corp. 4.60% - 5.10% due 5/15/12 - 7/15/14; Berkshire Hathaway, Inc. 0.83% - 2.20% due 2/10/12 - 8/15/16; Biogen Idec, Inc. 6.88% due 3/1/18; BioMed Realty LP 3.85% due 4/15/16; BJ Services Co. 6.00% due 6/1/18; BlackRock, Inc. 6.25% due 9/15/15; Boeing Co. (The) 6.63% due 2/15/38; Boston Properties LP 5.88% - 6.25% due 1/15/13 - 10/15/19; BP Capital Markets PLC 3.20% - 5.25% due 11/7/13 - 3/11/16; Brandywine Operating Partnership LP 5.70% - 7.50% due 5/15/15 - 5/1/17; Broadcom Corp. 1.50% due 11/1/13; Buckeye Partners LP 5.50% due 8/15/19; Bunge Ltd. Finance Corp. 8.50% due 6/15/19; Burlington Northern Santa Fe LLC

Face Amount (000)	Value (000)

5.75% due 3/15/18 - 5/1/40; Cameron International Corp. 5.95% due 6/1/41; Campbell Soup Co. 5.00% due 12/3/12; Canadian Imperial Bank of Commerce 2.35% due 12/11/15; Canadian National Railway Co. 4.40% - 6.20% due 3/15/13 - 6/1/36; Canadian Natural Resources Ltd. 6.00% - 6.50% due 8/15/16 - 2/15/37; Capital One Bank USA NA 5.13% due 2/15/14; Capital One Financial Corp. 6.25% due 11/15/13; Cardinal Health, Inc. 4.00% due 6/15/15; CareFusion Corp. 6.38% due 8/1/19; Carolina Power & Light Co. 5.13% - 5.30% due 9/15/13 - 1/15/19; Caterpillar Financial Services Corp. 1.38% - 7.05% due 12/7/12 - 10/1/18; Caterpillar, Inc. 5.20% - 5.70% due 8/15/16 - 5/27/41; CBS Corp. 8.20% - 8.88% due 5/15/14 - 7/30/30; Cellco Partnership/Verizon Wireless Capital LLC 5.25% - 7.38% due 2/1/12 - 11/15/13; Cenovus Energy, Inc. 5.70% due 10/15/19; CenterPoint Energy Houston Electric LLC 7.00% due 3/1/14; CenterPoint Energy Resources Corp. 4.50% - 7.88% due 4/1/13 - 1/15/21; Chubb Corp. (The) 6.80% due 11/15/31; Cincinnati Financial Corp. 6.13% due 11/1/34; Citibank NA 1.88% due 5/7/12; Citigroup, Inc. 4.70% - 8.50% due 2/27/12 - 2/22/33; Cleco Katrina/Rita Hurricane Recovery Funding LLC 5.61% due 3/1/23; Clorox Co. (The) 3.55% - 5.95% due 11/1/15 - 10/15/17; CNA Financial Corp. 5.85% - 7.35% due 12/15/14 - 11/15/23; Coca-Cola Co. (The) 3.15% - 5.35% due 3/15/14 - 11/15/17; Coca-Cola Enterprises, Inc. 2.13% due 9/15/15; Colonial Pipeline Co. 3.50% due 10/15/20; Comcast Cable Communications Holdings, Inc. 8.38% due 3/15/13; Comcast Cable Communications LLC 7.13% due 6/15/13; Comcast Corp. 4.95% - 7.05% due 1/15/15 - 8/15/37; Comcast Holdings Corp. 10.63% due 7/15/12; Comerica Bank 5.20% due 8/22/17; Commonwealth Edison Co. 6.15% due 9/15/17; CommonWealth REIT 5.75% - 6.50% due 1/15/13 - 6/15/17; ConocoPhillips 4.60% due 1/15/15; ConocoPhillips Canada Funding Co. I 5.95% due 10/15/36; Consolidated Edison Company of New York, Inc. 5.63% due 7/1/12; Consolidated Natural Gas Co. 5.00% due 3/1/14 - 12/1/14; Constellation Energy Group, Inc. 7.60% due 4/1/32; Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.25% due 5/24/41; Countrywide Financial Corp. 5.80% - 6.25% due 6/7/12 - 5/15/16; Coventry Health Care, Inc. 5.95% due 3/15/17; Covidien International Finance SA 1.88% - 6.00% due 6/15/13 - 10/15/17; COX Communications, Inc. 6.45% - 7.13% due 10/1/12 - 12/1/36; Credit Suisse 2.20% due 1/14/14; Credit Suisse USA, Inc. 5.13% due 1/15/14 - 8/15/15; CSX Corp. 4.75% - 7.38% due 2/1/19 - 5/30/42; CVS Caremark Corp. 4.75% - 5.75% due 5/18/20 - 5/15/41; Dayton Power & Light Co. (The) 5.12% due 10/1/13; Dell, Inc. 1.40% - 5.40% due 9/10/13 - 9/10/40; Deutsche Bank AG 2.38% - 6.00% due 1/11/13 - 9/1/17; Deutsche Telekom International Finance BV 5.75% - 5.88% due 8/20/13 - 3/23/16; Devon Energy Corp. 5.60% - 5.63% due 1/15/14 - 7/15/41; Devon Financing Corp. ULC 7.88% due 9/30/31; Diageo Capital PLC 5.50% due 9/20/16; Diamond Offshore Drilling, Inc. 5.88% due 5/1/19; DIRECTV Holdings LLC/DIRECTV Financing Co.Inc 4.60% - 7.63% due 5/15/16 - 3/15/40; Discovery Communications LLC 3.70% due 6/1/15; Dominion Resources, Inc. 5.95% - 6.40% due 11/30/17 - 6/15/35; Dow Chemical Co. (The) 4.25% - 8.55% due 8/15/12 - 11/15/20; Dr Pepper Snapple Group, Inc. 2.35% - 3.20% due 12/21/12 - 11/15/21; Duke Energy Carolinas LLC 3.90% - 5.10% due 4/15/18 - 6/15/21; Duke Energy Ohio, Inc. 5.38% - 5.40% due 6/15/33; Duke Realty LP 5.95% - 6.75% due 2/15/17 - 3/15/20; EI du Pont de Nemours & Co. 4.75% - 5.00% due 1/15/13 - 3/15/15;

Face Amount (000)	Value (000)

Eli Lilly & Co. 3.55% due 3/6/12; Enbridge Energy Partners LP 9.88% due 3/1/19; Encana Corp. 4.75% - 6.50% due 10/15/13 - 8/15/37; Endurance Specialty Holdings Ltd. 7.00% due 7/15/34; Energen Corp. 4.63% due 9/1/21; Energy Transfer Partners LP 6.50% - 6.70% due 7/1/18 - 2/1/42; Enterprise Products Operating LLC 4.05% - 9.75% due 2/1/13 - 4/15/38; EOG Resources, Inc. 4.40% due 6/1/20; EQT Corp. 4.88% - 8.13% due 6/1/19 - 11/15/21; ERP Operating LP 5.13% - 5.38% due 3/15/16 - 8/1/16; Exelon Corp. 4.90% due 6/15/15; Exelon Generation Co.LLC 5.20% due 10/1/19; Express Scripts, Inc. 5.25% due 6/15/12; Federal Realty Investment Trust 5.65% due 6/1/16; FedEx Corp. 8.00% due 1/15/19; FIA Card Services NA 7.13% due 11/15/12; Fifth Third Bancorp 5.45% - 6.25% due 5/1/13 - 1/15/17; Fifth Third Bank 4.75% due 2/1/15; FirstEnergy Solutions Corp. 4.80% - 6.05% due 2/15/15 - 8/15/21; Fiserv, Inc. 3.13% due 6/15/16; Fixed Income Pass-Through Trust 2007 Zero Coupon - 0.01% due 5/15/77 - 1/15/87; Florida Gas Transmission Co. LLC 4.00% - 5.45% due 7/15/15 - 7/15/20; Florida Power & Light Co. 5.85% due 5/1/37; Florida Power Corp. 3.10% - 6.35% due 8/15/21 - 9/15/37; FMR LLC 6.50% due 12/14/40; Franklin Resources, Inc. 3.13% due 5/15/15; General Dynamics Corp. 4.25% - 5.38% due 5/15/13 - 8/15/15; General Electric Capital Corp. 0.44% - 5.88% due 2/15/12 - 10/20/16; General Electric Co. 5.00% due 2/1/13; General Mills, Inc. 5.40% due 6/15/40; Georgia Power Co. 5.25% - 6.00% due 11/1/13 - 4/15/23; GlaxoSmithKline Capital, Inc. 4.85% - 5.65% due 5/15/13 - 5/15/18; Golden West Financial Corp. 4.75% due 10/1/12; Goldman Sachs Group, Inc. (The) 3.63% - 6.45% due 2/14/12 - 5/1/36; Goodrich Corp. 6.80% due 2/1/18; GTE Corp. 8.75% due 11/1/21; Guardian Life Insurance Co.of America 7.38% due 9/30/39; Halliburton Co. 8.75% due 2/15/21; Harsco Corp. 2.70% due 10/15/15; Hartford Financial Services Group, Inc. 4.00% - 6.63% due 3/30/15 - 3/30/40; Health Care REIT, Inc. 3.63% - 6.20% due 3/15/16 - 1/15/22; Hershey Co. (The) 1.50% due 11/1/16; Hess Corp. 8.13% due 2/15/19; Hewlett-Packard Co. 2.20% - 6.50% due 2/24/12 - 3/1/18; Highwoods Realty LP 5.85% due 3/15/17; Historic TW, Inc. 6.63% - 9.13% due 1/15/13 - 5/15/29; Home Depot, Inc. (The) 4.40% - 5.88% due 4/1/21 - 12/16/36; Honeywell International, Inc. 5.38% due 3/1/41; Hospitality Properties Trust 6.70% - 6.85% due 7/15/12 - 1/15/18; HP Enterprise Services LLC 6.00% due 8/1/13; HSBC Bank USA NA 5.88% - 6.00% due 8/9/17 - 11/1/34; HSBC Finance Corp. 5.00% due 6/30/15; HSBC Holdings PLC 5.10% - 6.50% due 4/5/21 - 9/15/37; Husky Energy, Inc. 6.25% due 6/15/12; Integrys Energy Group, Inc. 4.17% due 11/1/20; Intel Corp. 1.95% - 3.30% due 10/1/16 - 10/1/21; International Business Machines Corp. 1.00% - 7.50% due 6/15/13 - 11/29/32; International Paper Co. 7.50% - 9.38% due 5/15/19 - 8/15/21; Interstate Power & Light Co. 6.25% due 7/15/39; Janus Capital Group, Inc. 6.70% due 6/15/17;

Face Amount (000)	Value (000)

Jefferies Group, Inc. 3.88% due 11/9/15; Jersey Central Power & Light Co. 6.40% due 5/15/36; John Deere Capital Corp. Zero Coupon - 2.88% due 6/19/12 - 12/2/14; Johnson & Johnson 1.20% - 6.95% due 5/15/14 - 5/15/33; JP Morgan Chase Capital XVII 5.85% - 6.95% due 8/1/35 - 8/1/16; JPMorgan Chase & Co. 2.60% - 6.40% due 5/1/13 - 5/15/38; JPMorgan Chase & Co. 7.90% (c); JPMorgan Chase Bank NA 6.00% due 10/1/17; JPMorgan Chase Capital XXI 1.38% due 2/2/37; Juniper Networks, Inc. 4.60% due 3/15/21; KeyBank NA 4.95% - 5.70% due 8/15/12 - 9/15/15; Kimco Realty Corp. 4.82% - 6.00% due 11/30/12 - 6/1/14; Kinder Morgan Energy Partners LP 3.50% - 7.75% due 3/15/12 - 9/15/40; Kraft Foods, Inc. 5.25% - 7.00% due 6/1/12 - 2/9/40; Kroger Co. (The) 6.20% - 7.50% due 6/15/12 - 1/15/14; L-3 Communications Corp. 4.75% - 4.95% due 7/15/20 - 2/15/21; Liberty Property LP 5.13% - 6.63% due 3/2/15 - 10/1/17; Lincoln National Corp. 7.00% - 8.75% due 7/1/19 - 6/15/40; Loews Corp. 5.25% due 3/15/16; Lorillard Tobacco Co. 8.13% due 6/23/19 - 5/1/40; Lowe’s Cos, Inc. 2.13% - 6.10% due 9/15/12 - 9/15/17; Lubrizol Corp. 8.88% due 2/1/19; M&I Marshall & Ilsley Bank 5.25% due 9/4/12; Mack-Cali Realty LP 7.75% due 8/15/19; Macy’s Retail Holdings, Inc. 8.13% due 7/15/15; Magellan Midstream Partners LP 6.40% due 5/1/37; Marathon Oil Corp. 6.00% - 6.80% due 10/1/17 - 10/1/37; Marathon Petroleum Corp. 3.50% due 3/1/16; Massachusetts Mutual Life Insurance Co. 8.88% due 6/1/39; MBNA Corp. 6.13% due 3/1/13; McDonald’s Corp. 3.50% - 6.30% due 10/16/17 - 10/15/37; McKesson Corp. 6.00% due 3/1/41; Medco Health Solutions, Inc. 7.13% due 3/15/18; Mellon Funding Corp. 5.00% due 12/1/14; Mercantile Bankshares Corp. 4.63% due 4/15/13; Merck & Co., Inc. 5.30% - 6.55% due 12/1/13 - 9/15/37; Merrill Lynch & Co., Inc. 1.18% - 7.75% due 8/15/12 - 5/14/38; MetLife Institutional Funding II 0.71% due 3/27/12; MetLife, Inc. 5.70% - 6.50% due 12/15/32 - 6/15/35; Metropolitan Edison Co. 7.70% due 1/15/19; Metropolitan Life Global Funding I 0.55% - 5.20% due 3/15/12 - 6/10/14; Microsoft Corp. 1.63% - 4.50% due 9/25/15 - 10/1/40; MidAmerican Energy Co. 5.13% - 6.75% due 1/15/13 - 10/15/36; MidAmerican Energy Holdings Co. 5.75% - 5.88% due 10/1/12 - 4/1/18; Morgan Stanley 4.00% - 6.25% due 4/1/14 - 8/9/26; Nabors Industries, Inc. 5.00% - 6.15% due 2/15/18 - 9/15/20; National Rural Utilities Cooperative Finance Corp. 1.90% - 10.38% due 3/1/12 - 11/1/18; National Semiconductor Corp. 3.95% - 6.60% due 4/15/15 - 6/15/17; Nationwide Mutual Insurance Co. 7.88% due 4/1/33; Nevada Power Co. 7.13% due 3/15/19; New York Life Global Funding Zero Coupon due 4/4/14; Newell Rubbermaid, Inc. 5.50% due 4/15/13; News America, Inc. 6.65% - 7.75% due 11/15/37 - 12/1/45; NextEra Energy Capital Holdings, Inc. 2.60% - 6.00% due 9/1/15 - 3/1/19; Nisource Finance Corp. 6.25% due 12/15/40; Noble Drilling Corp. 7.50% due 3/15/19; Noble Energy, Inc. 4.15% due 12/15/21; Norfolk Southern Corp. 3.25% - 5.75% due 4/1/18 - 12/1/21; Northrop Grumman Corp. 3.50% due 3/15/21; Northwest Pipeline GP 5.95% due 4/15/17; Nucor Corp. 5.85% due 6/1/18; Occidental Petroleum Corp. 2.50% - 4.10% due 2/1/16 - 2/1/21; Ohio Edison Co. 6.88% - 8.25% due 7/15/36 - 10/15/38; Omnicom Group, Inc.

Face Amount (000)	Value (000)

6.25% due 7/15/19; Oncor Electric Delivery Co. LLC 5.95% - 6.80% due 9/1/13 - 9/1/18; Oracle Corp. 3.75% - 5.75% due 4/15/13 - 7/19/20; Paccar, Inc. 6.38% due 2/15/12; Pacific Bell Telephone Co. 7.13% due 3/15/26; Pacific Gas & Electric Co. 3.50% due 10/1/20; Pacific LifeCorp 6.00% due 2/10/20; PacifiCorp 5.65% - 6.25% due 7/15/18 - 10/15/37; Panhandle Eastern Pipeline Co. LP 8.13% due 6/1/19; PartnerRe Finance A LLC 6.88% due 6/1/18; PC Financial Partnership 5.00% due 11/15/14; Pepco Holdings, Inc. 2.70% - 7.45% due 10/1/15 - 8/15/32; PepsiAmericas, Inc. 5.75% due 7/31/12; PepsiCo, Inc. 0.88% - 5.15% due 5/15/12 - 1/15/20; Petro-Canada 6.05% - 9.25% due 5/15/18 - 10/15/21; PG&E Corp. 5.75% due 4/1/14; Philip Morris International, Inc. 2.90% - 5.65% due 5/16/18 - 11/15/21; Pitney Bowes, Inc. 4.63% - 6.25% due 10/1/12 - 3/15/19; Plains All American Pipeline LP/PAA Finance Corp. 6.70% due 5/15/36; PNC Bank NA 4.88% due 9/21/17; PNC Funding Corp. 3.63% - 5.63% due 6/10/14 - 2/1/17; PPG Industries, Inc. 6.65% due 3/15/18; PPL Electric Utilities Corp. 5.20% due 7/15/41; Praxair, Inc. 1.75% due 11/15/12; Praxair, Inc. 4.05% due 3/15/21; Preferred Pass-Through Trust 0.74% due 12/1/26; Pride International, Inc. 8.50% due 6/15/19; Principal Financial Group, Inc. 8.88% due 5/15/19; Procter & Gamble Co. (The) 0.70% due 8/15/14; Progress Energy, Inc. 5.63% - 7.05% due 1/15/16 - 10/30/31; Progressive Corp. (The) 6.63% due 3/1/29; ProLogis LP 4.50% - 7.50% due 3/15/17 - 6/30/18; Protective Life Corp. 8.45% due 10/15/39; Protective Life Secured Trusts 5.45% due 9/28/12; Prudential Financial, Inc. 4.50% - 6.63% due 7/15/13 - 6/21/40; Public Service Company of Colorado 7.88% due 10/1/12; Public Service Company of Oklahoma 5.15% due 12/1/19; Puget Sound Energy, Inc. 4.43% due 11/15/41; Quest Diagnostics, Inc. 3.20% - 5.45% due 11/1/15 - 4/1/21; Qwest Corp. 7.25% due 9/15/25; Raytheon Co. 1.63% due 10/15/15; Reed Elsevier Capital, Inc. 7.75% - 8.63% due 1/15/14 - 1/15/19; Reinsurance Group of America, Inc. 5.00% - 6.75% due 11/15/19 - 12/15/65; Reynolds American, Inc. 7.63% due 6/1/16; Rio Tinto Finance USA Ltd. 1.88% - 9.00% due 5/1/14 - 11/2/40; Roche Holdings, Inc. 6.00% due 3/1/19; Rogers Communications, Inc. 7.50% due 3/15/15; Rohm & Haas Co. 6.00% due 9/15/17; Royal Bank of Canada 2.63% due 12/15/15; Royal Bank of Scotland Group PLC 6.40% due 10/21/19; Royal Bank of Scotland PLC (The) 4.88% - 6.13% due 3/16/15 - 1/21/21; SABMiller PLC 6.50% due 7/1/16; Sanofi 2.63% due 3/29/16; Sara Lee Corp. 3.88% due 6/15/13; SCANA Corp. 4.75% due 5/15/21; Schlumberger Investment SA 3.30% due 9/14/21; SeaRiver Maritime, Inc. Zero Coupon due 9/1/12; Senior Housing Properties Trust 4.30% due 1/15/16; Shell International Finance BV 3.10% - 4.30% due 3/21/14 - 9/22/19; Simon Property Group LP 5.10% - 6.13% due 6/15/15 - 5/30/18; Sonoco Products Co. 5.75% due 11/1/40; South Carolina Electric & Gas Co. 4.35% - 6.05% due 1/15/38 - 2/1/42; Southern California Edison Co. 3.90% - 4.50% due 9/1/40 - 12/1/41; Southern Power Co. 6.38% due 11/15/36; Southern Union Co. 8.25% due 11/15/29; SouthTrust Bank 4.75% due 3/1/13; SouthTrust Corp. 5.80% due 6/15/14; Southwestern Electric Power Co. 4.90% due 7/1/15; Sovereign Bank 5.13% due 3/15/13; Spectra Energy Capital LLC 6.75% due 2/15/32; Spectra Energy Partners LP 2.95% - 4.60% due 6/15/16 - 6/15/21; Staples, Inc. 9.75% due 1/15/14; State Street Bank and Trust Co. 5.25% due

	Face Amount (000)	Value (000)

10/15/18; Statoil ASA 1.80% - 4.25% due 12/23/16 - 11/23/41; Suncor Energy, Inc. 6.50% due 6/15/38; Sunoco Logistics Partners Operations LP 6.85% due 2/15/40; SunTrust Bank 5.00% due 9/1/15; SunTrust Banks, Inc. 6.00% due 9/11/17; Swiss Re Solutions Holding Corp. 7.00% due 2/15/26; Sysco Corp. 5.38% due 9/21/35; Talisman Energy, Inc. 6.25% - 7.75% due 6/1/19 - 2/1/38; Target Corp. 2.90% due 1/15/22; TCI Communications, Inc. 8.75% due 8/1/15; TD Ameritrade Holding Corp. 2.95% - 5.60% due 12/1/12 - 12/1/19; Teck Resources Ltd. 3.15% due 1/15/17; TESCO PLC 5.50% due 11/15/17; Texas Eastern Transmission LP 7.00% due 7/15/32; Texas Gas Transmission LLC 4.60% due 6/1/15; Texas Instruments, Inc. 2.38% due 5/16/16; Thermo Fisher Scientific, Inc. 4.50% due 3/1/21; Thomson Reuters Corp. 3.95% - 5.25% due 8/15/13 - 9/30/21; TIAA Global Markets, Inc. 4.95% due 7/15/13; Time Warner Cable, Inc. 3.50% - 8.25% due 2/14/14 - 2/1/15; Time Warner Cos, Inc. 7.25% due 10/15/17; Time Warner Entertainment Co. LP 8.88% - 10.15% due 5/1/12 - 10/1/12; Time Warner, Inc. 6.10% - 7.63% due 5/1/12 - 7/15/40; Toyota Motor Credit Corp. 1.25% - 3.30% due 11/17/14 - 1/12/22; Transatlantic Holdings, Inc. 5.75% - 8.00% due 12/14/15 - 11/30/39; TransCanada PipeLines Ltd. 3.80% due 10/1/20; Travelers Cos, Inc. (The) 6.25% due 6/15/37; UBS AG 2.25% - 7.00% due 8/12/13 - 10/15/15; UDR, Inc. 5.25% due 1/15/15; Union Bank NA 5.95% due 5/11/16; Union Pacific Corp. 5.65% - 5.75% due 5/1/17 - 11/15/17; United Parcel Service, Inc. 3.88% - 5.50% due 4/1/14 - 1/15/18; UnitedHealth Group, Inc. 4.70% due 2/15/21; US Bank NA 4.80% due 4/15/15; US Central Federal Credit Union 1.90% due 10/19/12; Valero Energy Corp. 4.75% - 7.50% due 6/15/13 - 4/15/32; Vanderbilt University 5.25% due 4/1/19; Ventas Realty LP/Ventas Capital Corp. 9.00% due 5/1/12; Veolia Environnement SA 5.25% due 6/3/13; Verizon Communications, Inc. 1.95% - 6.35% due 3/28/14 - 4/1/37; Verizon Global Funding Corp. 4.38% - 7.75% due 6/1/13 - 6/15/32; Viacom, Inc. 3.88% - 6.25% due 9/15/15 - 12/15/21; Virgin Media Secured Finance PLC 6.50% due 1/15/18; Virginia Electric and Power Co. 3.45% due 9/1/22; Vodafone Group PLC 0.59% - 6.25% due 2/27/12 - 11/30/32; Wachovia Corp. 6.55% due 10/15/35; Wal-Mart Stores, Inc. 1.50% - 5.88% due 4/1/15 - 7/8/40; Walt Disney Co. (The) 2.75% - 6.38% due 3/1/12 - 8/16/21; Weatherford International Ltd. 6.00% - 9.88% due 3/15/18 - 3/1/39; Weingarten Realty Investors 4.86% - 5.25% due 1/15/14 - 3/2/15; Wells Fargo & Co. 6.65% due 10/15/23; Western Union Co. (The) 6.20% due 6/21/40; Westpac Banking Corp. 1.85% - 3.00% due 11/19/12 - 8/4/15; Williams Partners LP 3.80% - 4.13% due 2/15/15 - 11/15/20; Willis Group Holdings PLC 4.13% - 5.75% due 3/15/16 - 3/15/21; Willis North America, Inc. 5.63% - 7.00% due 7/15/15 - 9/15/19; Wisconsin Power & Light Co. 6.38% due 8/15/37; WR Berkley Corp. 7.38% due 9/15/19; Wyeth 5.50% due 2/1/14; Wyndham Worldwide Corp. 5.75% - 9.88% due 5/1/14 - 2/1/18; Xerox Corp. 5.65% - 8.25% due 5/15/13 - 2/1/17; XL Group Plc 6.25% due 5/15/27; XTO Energy, Inc. 6.10% - 6.75% due 8/1/17 - 8/1/37; Yale University 2.90% due 10/15/14; Yum! Brands, Inc. 3.88% - 6.25% due 9/15/15 - 11/1/20; valued at $630,000)

	$600,000	$600,000
Total Repurchase Agreements (Cost $6,532,665)		6,532,665

	Face Amount (000)	Value (000)

Tax-Exempt Instruments (11.9%)
Closed-End Investment Company (0.2%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.23%, 5/5/41 (d)	$35,000	$35,000

Commercial Paper (a) (0.3%)
Municipal Electric Authority, GA, Taxable IAM Commercial Paper Notes Project One, Series A
0.23%, 2/27/12	45,187	45,187

Daily Variable Rate Bond (0.2%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.10%, 3/1/33	20,800	20,800

Weekly Variable Rate Bonds (11.2%)
Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2001 Ser A
0.02%, 4/1/36	93,600	93,600
California Educational Facilities Authority, California Institute of Technology 2006 Ser B
0.04%, 10/1/36	20,000	20,000
California Housing Finance Agency, Multifamily Ser 2000 C (AMT)
0.07%, 2/1/33	31,270	31,270
Colorado Housing & Finance Authority,
Multi-Family Class I 2006 Ser A-1 (Taxable)
0.13%, 10/1/36	41,315	41,315
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.08%, 11/1/26	42,500	42,500
Denver Public Schools, CA, Ser 2011 A-1 COPs (Taxable)
0.10%, 12/15/37	11,600	11,600
East Bay Municipal Utility District, CA,
Water System Sub Refg Ser 2008 A-2
0.03%, 6/1/38	32,520	32,520
Water System Sub Refg Ser 2008 A-3
0.03%, 6/1/38	40,230	40,230
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.06%, 8/15/42	10,345	10,345
Kansas Department of Transportation,
Highway Ser 2002 C-1
0.06%, 9/1/19	23,600	23,600
Highway Ser 2002 C-2
0.06%, 9/1/19	26,400	26,400
Highway Ser 2004 C-2
0.07%, 9/1/22	16,215	16,215
Highway Ser 2008 A-2
0.05%, 9/1/14	28,560	28,560
Highway Ser 2008 A-5
0.05%, 9/1/15	26,250	26,250
Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-1
0.03%, 7/1/35	59,400	59,400
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 A
0.02%, 2/15/38	30,915	30,915

	Face Amount (000)	Value (000)
Howard Hughes Medical Institute Ser 2003 D
0.04%, 2/15/38	$16,200	$16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc. Ser 2011 K-2
0.03%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1
0.03%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.03%, 8/1/29	50,000	50,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN,
Vanderbilt University Ser 2000 A
0.03%, 10/1/30	6,025	6,025
Vanderbilt University Ser 2005 A-2
0.04%, 10/1/44	12,000	12,000
Michigan State University, Ser 2000 A
0.06%, 8/15/30	25,935	25,935
Minnesota Housing Finance Agency,
Residential Housing Finance 2004 Ser G (AMT)
0.07%, 1/1/32	13,660	13,660
Residential Housing Finance 2005 Ser M (AMT)
0.07%, 1/1/36	34,185	34,185
Residential Housing Finance 2007 Ser J (Taxable)
0.20%, 7/1/38	9,220	9,220
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.06%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003
0.06%, 6/1/23	49,735	49,735
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 1999 2nd Ser Subser A-2
0.06%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.06%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4
0.03%, 3/1/39	100,000	100,000
New York State Dormitory Authority, Rockefeller University Ser 2009 B
0.03%, 7/1/40	32,750	32,750
New York State Housing Finance Agency, Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	25,000	25,000
Orlando Utilities Commission, FL, Utility System Ser 2008-1
0.04%, 10/1/33	52,000	52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT)
0.07%, 10/1/34	20,855	20,855
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A
0.07%, 6/1/29	38,140	38,140
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.03%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 B
0.04%, 4/1/36	44,300	44,300

	Face Amount (000)	Value (000)
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.08%, 5/1/39	$45,000	$45,000
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.06%, 11/1/32	22,545	22,545
University of Texas Regents,
Financing System Ser 2008 B
0.02%, 8/1/16	20,460	20,460
0.03%, 2/2/12	63,180	63,180
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser A-1 (AMT)
0.10%, 7/1/39	16,450	16,450
Single Family Mortgage Class I 2008 Ser C-1 (AMT)
0.10%, 7/1/39	11,325	11,325
Single Family Mortgage Class I 2009 Ser A
0.07%, 7/1/38	27,000	27,000
Single Family Mortgage Class I 2009 Ser B
0.07%, 1/1/39	18,185	18,185
Wake County, NC,
Public Improvement Ser 2003 C
0.04%, 2/2/12	14,160	14,160
School Ser 2007 B
0.04%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT)
0.08%, 9/1/35	37,900	37,900
		1,600,340
Total Tax-Exempt Instruments (Cost $1,701,327)		1,701,327
Total Investments (100.0%) (Cost $14,315,599)		14,315,599
Other Assets in Excess of Liabilities (0.0%) (e)		502
Net Assets (100.0%)		$14,316,101

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at January 31, 2012.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(e)	Amount is less than 0.05%.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
REIT	Real Estate Investment Trust.
VRDP	Variable Rate Demand Preferred.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,589,002	$—	$1,589,002
Commercial Paper	—	2,393,697	—	2,393,697
Floating Rate Notes	—	2,098,908	—	2,098,908
Repurchase Agreements	—	6,532,665	—	6,532,665
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Commercial Paper	—	45,187	—	45,187
Daily Variable Rate Bond	—	20,800	—	20,800
Weekly Variable Rate Bonds	—	1,600,340	—	1,600,340
Total Tax-Exempt Instruments	—	1,701,327	—	1,701,327
Total Assets	$—	$14,315,599	$—	$14,315,599

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (12.1%)
Federal Farm Credit Bank,
0.13%, 4/11/12 (a)	$70,000	$69,999
0.25%, 4/4/12 (a)	25,000	25,000
0.28%, 2/14/12 (a)	45,000	45,000
0.43%, 6/25/12 (a)	45,000	44,979
0.46%, 9/14/12 (a)	48,500	48,494
Federal Home Loan Bank,
0.01%, 2/8/12	233,000	233,000
0.23%, 10/25/12 (a)	78,000	77,988
0.24%, 9/10/12 (a)	45,000	45,016
Federal Home Loan Mortgage Corporation,
0.01%, 2/9/12	13,000	13,000
0.03%, 4/18/12	100,000	99,994
1.75%, 6/15/12	85,192	85,713
Federal National Mortgage Association
0.14%, 1/2/13	190,000	189,752
Total U.S. Agency Securities (Cost $977,935)		977,935

Repurchase Agreements (87.4%)
ABN Amro Funding USA LLC, (0.24%, dated 1/31/12, due 2/1/12; proceeds $300,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 10/1/31; Federal National Mortgage Association 4.50% due 11/1/41; valued at $309,000)	300,000	300,000
Bank of Nova Scotia, (0.18%, dated 1/31/12, due 2/1/12; proceeds $520,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% due 08/15/13 - 09/15/13; valued at $530,400)	520,000	520,000
Bank of Nova Scotia, (0.21%, dated 1/17/12, due 2/7/12; proceeds $400,049; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 6/1/37 - 9/1/41; Federal National Mortgage Association 3.00% - 5.00% due 12/1/26 - 02/1/41; valued at $413,753)	400,000	400,000
Bank of Nova Scotia, (0.22%, dated 1/31/12, due 2/1/12; proceeds $515,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 12/1/40; Federal National Mortgage Association 4.00% - 4.50% due 1/1/26 - 7/1/41; valued at $530,450)	515,000	515,000
Barclays Capital, Inc., (0.11%, dated 1/25/12, due 2/1/12; proceeds $140,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 7.00% due 8/1/24 - 1/1/42; Federal National Mortgage Association 3.00% - 7.00% due 6/1/18 - 1/1/42; valued at $144,618)	140,000	140,000
BNP Paribas Securities Corp., (0.24%, dated 1/31/12, due 2/1/12; proceeds $531,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.45% - 3.71% due 10/1/38 - 2/1/42; Federal National Mortgage Association 2.99% - 5.14% due 9/1/38 - 9/1/41; Government National Mortgage Association 3.50% due 8/20/39; valued at $546,930)	531,000	531,000
Citibank NA, (0.22%, dated 1/31/12, due 2/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 12/1/19 - 11/1/41; Federal National Mortgage Association 3.00% - 6.00% due 6/1/18 - 2/1/42; Government National Mortgage Association 3.00% - 6.00% due 6/15/38 - 4/15/43; valued at $412,000)(b)	400,000	400,000

	Face Amount (000)	Value (000)
Credit Agricole CIB, (0.19%, dated 1/31/12, due 2/1/12; proceeds $210,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 4/15/12; valued at $214,200)	$210,000	$210,000
Credit Agricole CIB, (0.23%, dated 1/31/12, due 2/1/12; proceeds $450,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 1/1/26 - 11/1/40; Federal National Mortgage Association 4.00% - 6.50% due 10/1/25 - 11/1/41; valued at $463,606)	450,000	450,000
Credit Suisse Securities USA, (0.14%, dated 1/24/12, due 2/23/12; proceeds $150,018; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.00% due 10/1/25 - 1/1/42; valued at $154,989)	150,000	150,000
Credit Suisse Securities USA, (0.14%, dated 1/25/12, due 2/24/12; proceeds $75,009; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 10/1/25 - 11/1/41; valued at $77,493)	75,000	75,000
Credit Suisse Securities USA, (0.14%, dated 1/27/12, due 2/27/12; proceeds $50,006; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 1/1/26 - 11/1/41; valued at $51,659)	50,000	50,000
Deutsche Bank Securities, Inc., (0.10%, dated 1/10/12, due 2/1/12; proceeds $70,004; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 5/1/41; valued at $72,444)	70,000	70,000
Deutsche Bank Securities, Inc., (0.11%, dated 1/30/12, due 2/6/12; proceeds $115,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 4/1/40 - 1/1/42; valued at $118,527)	115,000	115,000
Deutsche Bank Securities, Inc., (0.12%, dated 1/25/12, due 2/1/12; proceeds $115,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% due 12/1/26 - 1/1/42; valued at $119,397)	115,000	115,000
Deutsche Bank Securities, Inc., (0.16%, dated 1/31/12, due 2/7/12; proceeds $150,005; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 5/1/41; valued at $154,500)	150,000	150,000
Deutsche Bank Securities, Inc., (0.24%, dated 1/31/12, due 2/1/12; proceeds $295,902; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 5.50% due 12/1/17 - 4/1/40; valued at $304,777)	295,900	295,900
Goldman Sachs & Co., (0.14%, dated 1/26/12, due 2/2/12; proceeds $155,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 6.00% due 12/1/39; Federal National Mortgage Association 5.00% due 07/1/40; valued at $155,004)	155,000	155,000
Goldman Sachs & Co., (0.14%, dated 1/27/12, due 2/3/12; proceeds $150,004; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 4.00% due 12/1/21 - 1/1/41; valued at $154,500)	150,000	150,000
Goldman Sachs & Co., (0.22%, dated 1/31/12, due 2/1/12; proceeds $75,000; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.18% due 12/5/12; Federal Home Loan Mortgage Corporation 0.38% - 2.50% due 11/30/12 - 9/10/15; Federal National Mortgage Association 0.88% due 8/28/14; valued at $76,500)	75,000	75,000

	Face Amount (000)	Value (000)
HSBC Securities USA, Inc., (0.22%, dated 1/31/12, due 2/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 5/1/30 - 1/1/42; valued at $413,410)	$400,000	$400,000
RBS Securities, Inc., (0.23%, dated 1/31/12, due 2/1/12; proceeds $150,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 6.00% due 1/1/27 - 1/1/42; valued at $154,963)	150,000	150,000
Societe Generale, (0.24%, dated 1/31/12, due 2/1/12; proceeds $1,400,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.12% - 5.50% due 2/1/25 - 1/1/42; Federal National Mortgage Association 2.23% - 6.00% due 12/1/25 - 11/1/47; Government National Mortgage Association 4.00% due 2/20/40; valued at $1,442,000)	1,400,000	1,400,000
UBS Securities LLC, (0.24%, dated 1/31/12, due 2/1/12; proceeds $175,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 11/1/41; Federal National Mortgage Association 4.00% due 10/1/30 - 10/1/41; valued at $180,312)	175,000	175,000
Wells Fargo Securities LLC, (0.24%, dated 1/31/12, due 2/1/12; proceeds $100,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.19% due 11/1/38 - 2/1/42; valued at $103,000)	100,000	100,000
Total Repurchase Agreements (Cost $7,091,900)		7,091,900
Total Investments (99.5%) (Cost $8,069,835)		8,069,835
Other Assets in Excess of Liabilities (0.5%)		40,359
Net Assets (100.0%)		$8,110,194

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(b)	Citibank NA, Repurchase Agreement, is an affiliate of the Adviser, Administrator and Distributor.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$977,935	$—	$977,935
Repurchase Agreements	—	7,091,900	—	7,091,900
Total Assets	$—	$8,069,835	$—	$8,069,835

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (87.6%)
Federal Farm Credit Bank,
0.01%, 2/1/12 – 2/9/12 (a)	$30,000	$30,000
0.28%, 2/14/12 (b)	5,000	5,000
0.39%, 3/19/12 (b)	4,790	4,790
0.43%, 6/25/12 (b)	4,000	3,998
0.46%, 9/14/12 (b)	1,500	1,500
2.13%, 6/18/12	17,935	18,071
2.25%, 4/24/12	9,435	9,482
Federal Home Loan Bank,
0.00%, 2/1/12 (a)(c)	43,015	43,015
0.01%, 2/3/12 – 3/2/12 (a)	166,533	166,532
0.02%, 2/3/12 (a)	38,000	38,000
0.03%, 2/8/12 – 2/22/12 (a)	180,200	180,199
0.04%, 2/17/12 – 2/28/12 (a)	31,700	31,700
0.05%, 2/24/12 (a)	15,000	14,999
0.08%, 5/16/12 (a)	20,000	19,996
0.41%, 3/15/12	5,700	5,702
1.13%, 3/9/12 – 5/18/12	28,960	29,040
1.38%, 6/8/12	10,100	10,145
Total U.S. Agency Securities (Cost $612,169)		612,169

U.S. Treasury Securities (13.9%)
U.S. Treasury Bills,
0.02%, 2/2/12 (d)	25,000	25,000
0.03%, 2/23/12 (d)	20,000	20,000
U.S. Treasury Notes,
1.38%, 2/15/12 – 4/15/12	41,500	41,543
4.63%, 2/29/12	10,500	10,537
Total U.S. Treasury Securities (Cost $97,080)		97,080
Total Investments (101.5%) (Cost $709,249)		709,249
Liabilities in Excess of Other Assets (-1.5%)		(10,153)
Net Assets (100.0%)		$699,096

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(c)	Rate is less than 0.005%.
(d)	Rate shown is the yield to maturity at January 31, 2012.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$612,169	$—	$612,169
U.S. Treasury Securities	—	97,080	—	97,080
Total Assets	$—	$709,249	$—	$709,249

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (6.9%)
U.S. Treasury Bills,
0.00%, 3/8/12 (a)(b)	$72,000	$72,000
0.21%, 5/3/12 (b)	50,000	49,973
U.S. Treasury Notes,
0.63%, 7/31/12	144,000	144,390
4.63%, 2/29/12	100,000	100,355
Total U.S. Treasury Securities (Cost $366,718)		366,718

Repurchase Agreements (93.1%)
ABN Amro Funding USA LLC, (0.20%, dated 1/31/12, due 2/1/12; proceeds $235,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 8.88% due 2/15/19; U.S. Treasury Notes 0.13% - 4.75% due 3/31/12 - 11/15/21; U.S. Treasury Strip Zero Coupon due 4/5/12; valued at $239,700)	235,000	235,000
Bank of Nova Scotia, (0.18%, dated 1/31/12, due 2/1/12; proceeds $215,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.88% - 3.13% due 2/28/14 - 5/15/21; valued at $219,740)	215,000	215,000
Barclays Capital, Inc., (0.09%, dated 1/25/12, due 2/1/12; proceeds $250,004; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 3.25% due 6/30/12 - 3/31/17; valued at $255,000)	250,000	250,000
Barclays Capital, Inc., (0.18%, dated 1/31/12, due 2/1/12; proceeds $365,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.25% due 1/31/15 - 7/31/18; valued at $372,300)	365,000	365,000
BNP Paribas Securities Corp., (0.20%, dated 1/31/12, due 2/1/12; proceeds $325,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.50% - 1.88% due 10/15/13 - 10/31/17; valued at $331,500)	325,000	325,000
Credit Agricole CIB, (0.19%, dated 1/31/12, due 2/1/12; proceeds $165,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 4/15/12; valued at $168,300)	165,000	165,000
Credit Suisse Securities USA, (0.10%, dated 1/24/12, due 2/23/12; proceeds $98,008; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 3.63% due 8/15/19; U.S. Treasury Note 0.13% due 12/31/13; valued at $100,841)	98,000	98,000
Credit Suisse Securities USA, (0.19%, dated 1/31/12, due 2/1/12; proceeds $69,500; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.38% due 5/15/41; valued at $71,405)	69,500	69,500
Deutsche Bank Securities, Inc., (0.08%, dated 1/25/12, due 2/1/12; proceeds $100,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 4.25% due 8/15/13; U.S. Treasury Strips Zero Coupon due 2/15/22 - 8/15/38; valued at $102,000)	100,000	100,000
Deutsche Bank Securities, Inc., (0.20%, dated 1/31/12, due 2/1/12; proceeds $523,368; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.13% - 6.38% due 8/15/27 - 11/15/41; valued at $533,832)	523,365	523,365
HSBC Securities USA, Inc., (0.18%, dated 1/31/12, due 2/1/12; proceeds $100,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 2.75% due 3/31/13 - 10/31/13; valued at $102,451)	100,000	100,000

	Face Amount (000)	Value (000)
RBS Securities, Inc., (0.19%, dated 1/31/12, due 2/1/12; proceeds $600,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.50% due 5/15/38; U.S. Treasury Note 3.63% due 8/15/19; valued at $619,145)	$600,000	$600,000
Societe Generale, (0.20%, dated 1/31/12, due 2/1/12; proceeds $1,200,007; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 4.00% due 4/15/12 - 4/15/32; valued at $1,224,000)	1,200,000	1,200,000
TD Securities USA LLC, (0.20%, dated 1/31/12, due 2/1/12; proceeds $50,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 1/15/28; valued at $51,000)	50,000	50,000
UBS Securities LLC, (0.20%, dated 1/31/12, due 2/1/12; proceeds $450,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 1.75% due 8/15/13 - 5/31/16; U.S. Treasury Strip Zero Coupon due 3/29/12; valued at $459,000)	450,000	450,000
Wells Fargo Securities LLC, (0.20%, dated 1/31/12, due 2/1/12; proceeds $250,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 4.38% - 9.13% due 5/15/18 - 2/15/38; U.S. Treasury Notes 0.63% - 4.50% due 4/30/12 - 10/31/18; U.S. Treasury Strips Zero Coupon due 2/15/12 - 5/15/18; valued at $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $4,995,865)		4,995,865
Total Investments (100.0%) (Cost $5,362,583)		5,362,583
Other Assets in Excess of Liabilities (0.0%) (c)		2,039
Net Assets (100.0%)		$5,364,622

(a)	Rate is less than 0.005%.
(b)	Rate shown is the yield to maturity at January 31, 2012.
(c)	Amount is less than 0.05%.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$366,718	$—	$366,718
Repurchase Agreements	—	4,995,865	—	4,995,865
Total Assets	$—	$5,362,583	$—	$5,362,583

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (103.3%)
U.S. Treasury Bills,
Zero Coupon, 2/2/12 – 3/8/12	$22,500	$22,500
0.00%, 2/9/12 – 3/22/12 (a)(b)	99,000	99,000
0.01%, 2/2/12 – 3/8/12 (b)	750,250	750,249
0.02%, 2/2/12 – 2/23/12 (b)	687,000	686,996
0.03%, 2/16/12 – 3/1/12 (b)	434,500	434,492
0.04%, 2/9/12 – 2/23/12 (b)	118,200	118,198
0.05%, 2/23/12 – 3/1/12 (b)	225,000	224,992
U.S. Treasury Notes,
0.63%, 7/31/12	50,000	50,138
0.88%, 2/29/12	167,750	167,861
1.38%, 2/15/12	58,500	58,530
4.63%, 2/29/12	205,500	206,229
4.88%, 2/15/12	125,000	125,232
Total Investments (103.3%) (Cost $2,944,417)		2,944,417
Liabilities in Excess of Other Assets (-3.3%)		(94,485)
Net Assets (100.0%)		$2,849,932

(a)            Rate is less than 0.005%.

(b)            Rate shown is the yield to maturity at January 31, 2012.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$2,944,417	$—	$2,944,417
Total Assets	$—	$2,944,417	$—	$2,944,417

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.0%)
Commercial Paper (a) (10.4%)
California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I
0.23%, 2/9/12	$5,000	$5,000
Harris County Cultural Education Facilities Finance Corporation, TX,
Methodist Hospital System Ser 2009 C-1
0.28%, 7/10/12	5,000	5,000
0.30%, 7/25/12	20,000	20,000
Houston, TX,
Ser G-2
0.11%, 2/14/12	10,000	10,000
Ser H-2
0.07%, 2/21/12	5,000	5,000
Howard County, MD, Ser 2011 BANs
0.07%, 2/15/12	10,000	10,000
JEA, FL, Electric System Subser 2000 F-1
0.12%, 3/1/12	9,375	9,375
Las Vegas Valley Water District, NV,
Water Ser 2004 A
0.11%, 2/6/12	10,000	10,000
Water Ser 2004 B
0.07%, 2/7/12	10,000	10,000
Lincoln, NE, Lincoln Electric System Ser 1995
0.07%, 2/23/12	20,000	20,000
Montgomery County, MD, 2010 Ser B BANs
0.10%, 2/17/12	6,650	6,650
Nebraska Public Power District,
Ser A Notes
0.07%, 2/16/12 – 2/17/12	10,000	10,000
New York City Municipal Water Finance Authority, NY, Fiscal 1994 Ser 1
0.07%, 2/9/12	8,000	8,000
Rochester, MN,
Health Care Facilities Mayo Foundation Ser 2000 B
0.10%, 2/24/12	10,000	10,000
Health Care Facilities Mayo Foundation Ser 2000 C
0.07%, 2/7/12	5,000	5,000
		144,025
Daily Variable Rate Bonds (12.6%)
Chicago, IL, Refg Ser 2005 D-1
0.04%, 1/1/40	31,000	31,000
Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-2
0.04%, 12/1/41	19,660	19,660
J P Morgan Chase & Co., CA, Los Angeles Ser 2011 TRANs PUTTERs Ser 3930
0.08%, 8/12/12 (b)	10,000	10,000
J P Morgan Chase & Co., TX, Texas Ser 2011 TRANs PUTTERs Ser 3945
0.08%, 8/30/12 (b)	15,995	15,995
New York City Municipal Water Finance Authority, NY,
Second General Fiscal 2007 Ser CC-1
0.02%, 6/15/38	5,000	5,000
Water & Sewer System Fiscal 2011 Ser DD-1
0.04%, 6/15/43	20,950	20,950

	Face Amount (000)	Value (000)
New York City, NY,
Fiscal 2008 Ser J Subser J-3
0.06%, 8/1/23 (c)	$25,700	$25,700
Fiscal 2012 Ser D Subser D-3
0.03%, 10/1/39	27,780	27,780
Washington Health Care Facilities Authority, MultiCare Health System Ser 2007D
0.05%, 8/15/41	18,100	18,100
		174,185
Municipal Bonds & Notes (1.7%)
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1
1.25%, 11/1/12	3,500	3,518
Los Angeles County Schools Pooled Financing Program, CA, Pooled 2011-2012 Ser A-1 TRANs
2.00%, 6/29/12	4,000	4,025
Los Angeles County, CA,
2011-2012 Ser A TRANs
2.50%, 2/29/12	5,000	5,008
2011-2012 Ser B TRANs
2.50%, 3/30/12	5,000	5,017
Los Angeles, CA, Ser 2011 TRANs
2.50%, 4/30/12	5,000	5,027
St. Louis, MO, General Fund Ser 2011 TRANs
2.00%, 6/29/12	1,500	1,510
		24,105
Put Option Bonds (5.9%)
Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1
0.20%, 5/15/39 (c)	4,000	4,000
Illinois Finance Authority,
Advocate Health Care Network Ser 2008 Subser A-1
0.48%, 11/1/30 (c)	4,000	4,000
Advocate Health Care Window Ser 2011 B Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.20%, 4/1/51 (c)	1,400	1,400
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.18%, 2/1/46 (c)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.18%, 2/1/46 (c)	1,300	1,300
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A
0.17%, 7/1/30 (c)	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8
0.17%, 11/15/49 (c)	10,000	10,000
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5
0.06%, 5/1/34 (c)	20,000	20,000
New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1
0.30%, 12/1/50 (c)	9,500	9,500

	Face Amount (000)	Value (000)
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.20%, 11/1/34 (c)	$3,000	$3,000
Sentara Healthcare Window Ser 2010 C
0.20%, 11/1/34 (c)	3,000	3,000
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.19%, 10/1/27 (c)	5,000	5,000
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.17%, 11/1/34 (c)	15,535	15,535
		82,235
Weekly Variable Rate Bonds (69.4%)
Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687
0.10%, 7/1/25 (b)	1,600	1,600
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.10%, 1/1/38 (b)	5,000	5,000
Barclays Capital Municipal Trust Receipts, MA, Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX
0.07%, 10/15/41 (b)	10,000	10,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.10%, 7/1/38 (b)	7,000	7,000
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9
0.06%, 1/1/16	9,940	9,940
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36
0.07%, 4/1/16	15,610	15,610
California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010
0.07%, 11/1/40	10,000	10,000
Capital Beltway Funding Corporation of Virginia,
Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.03%, 12/31/47	23,800	23,800
Senior Lien Toll I-495 Hot Lanes Ser 2008 D
0.03%, 12/31/47	21,000	21,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.08%, 8/1/39	26,950	26,950
Charlotte, NC, Water & Sewer System Ser 2006 B
0.05%, 7/1/36	10,000	10,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2007 A
0.08%, 11/1/37	19,720	19,720
Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541
0.08%, 6/1/16	3,500	3,500
Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017
0.07%, 10/15/16	7,800	7,800
Franklin County, OH, OhioHealth Corp. Ser 2009 A
0.08%, 11/15/41	16,000	16,000

	Face Amount (000)	Value (000)
Gainesville, FL,
Utilities System 2007 Ser A
0.06%, 10/1/36	$25,945	$25,945
Utilities System 2008 Ser B
0.03%, 10/1/38	20,000	20,000
Harris County Hospital District, TX, Senior Lien Ser 2007 ROCs II-R Ser 12075 (BHAC)
0.09%, 8/15/15	21,075	21,075
Harris County Industrial Development Corporation, TX, Baytank, Inc. Ser 1998
0.06%, 2/1/20	28,400	28,400
Highlands County Health Facilities Authority, FL,
Adventist Health System/Sunbelt Obligated Group Ser 2004 A
0.05%, 11/15/34	24,510	24,510
Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)
0.09%, 11/15/14	4,590	4,590
Houston, TX, Combined Utility System First Lien Ser 2004 B6
0.03%, 5/15/34	23,825	23,825
Illinois Toll Highway Authority,
Toll Highway Senior Priority Ser 2007 A-1B
0.06%, 7/1/30	20,300	20,300
Toll Highway Senior Priority Ser 2007 A-2B
0.06%, 7/1/30	25,000	25,000
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc. Ser 2008 G
0.05%, 9/1/48	20,250	20,250
J P Morgan Chase & Co., IL, Illinois Finance Authority Advocate Health Care Ser 2010 A, B, C PUTTERs Ser 3628
0.08%, 4/1/17 (b)	16,005	16,005
JEA, FL, District Energy System Ser 2004 A
0.06%, 10/1/34	2,021	2,021
King County, WA, Limited Tax Sewer Ser 2010 A
0.03%, 1/1/40	20,465	20,465
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 A
0.02%, 2/15/38	26,240	26,240
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.08%, 8/1/40	19,375	19,375
Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM)
0.08%, 7/1/29	9,900	9,900
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3
0.04%, 7/1/40	19,780	19,780
Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390
0.07%, 1/15/14 (b)	6,090	6,090
Massachusetts Water Resources Authority,
Gen Ser 2008 A-3
0.06%, 8/1/37	28,800	28,800
Gen Ser 2008 C-2
0.06%, 11/1/26	20,695	20,695
Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC)
0.09%, 5/1/32	12,870	12,870

	Face Amount (000)	Value (000)
Michigan Finance Authority, Unemployment Obligation Assessment Ser 2011
0.11%, 7/1/14	$16,500	$16,500
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005
0.08%, 9/1/40	1,950	1,950
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.06%, 5/1/41	10,000	10,000
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.06%, 5/1/41	10,000	10,000
New Castle County, DE, University Courtyard Apartments Ser 2005
0.09%, 8/1/31	5,000	5,000
New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1
0.04%, 12/15/26	20,920	20,920
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008
0.07%, 8/1/34	25,795	25,795
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009
0.08%, 11/1/39	19,945	19,945
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Subseries F-5
0.05%, 2/1/35	20,000	20,000
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A
0.07%, 11/1/34	18,700	18,700
Ohio, Common Schools Ser 2006 B
0.05%, 6/15/26	17,230	17,230
Oregon Facilities Authority, PeaceHealth Ser 2008 A
0.04%, 8/1/34	20,000	20,000
Orlando-Orange County Expressway Authority, FL, Ser 2007 A Eagle #20070107 Class A (BHAC)
0.09%, 7/1/42	15,000	15,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.08%, 11/1/38	3,500	3,500
RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17
0.08%, 3/1/34 (b)	24,800	24,800
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15
0.09%, 2/1/12 (b)	19,555	19,555
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1
0.07%, 6/1/29	20,310	20,310
South Carolina Jobs - Economic Development Authority, AnMed Health Ser 2009 A
0.08%, 2/1/35	1,000	1,000
Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686
0.08%, 12/1/24 (b)	1,000	1,000
Texas Transportation Commission, Mobility Fund Ser 2007 Eagle #20070090 Class A
0.08%, 4/1/37	10,000	10,000

	Face Amount (000)	Value (000)
University of Michigan Regents, General Ser 2008 B
0.03%, 4/1/28	$20,000	$20,000
University of Texas Regents, Permanent University Fund Ser 2008 A
0.02%, 7/1/37	24,300	24,300
Utah Water Finance Agency,
Ser 2008 B
0.08%, 10/1/37	10,000	10,000
Ser 2008 B-2
0.08%, 10/1/35	12,255	12,255
Ser 2008 B-4
0.08%, 10/1/36	23,160	23,160
Williamstown, KY, Kentucky League of Cities Funding Trust 2008 Ser A
0.07%, 7/1/38	7,060	7,060
		962,036
Total Investments (100.0%) (Cost $1,386,586)		1,386,586
Other Assets in Excess of Liabilities (0.0%) (d)		381
Net Assets (100.0%)		$1,386,967

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(d)	Amount is less than 0.05%.
AGM	Assured Guaranty Municipal Corporation.
BANs	Bond Anticipation Notes.
BHAC	Berkshire Hathaway Assurance Corporation.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of January 31, 2012. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$144,025	$—	$144,025
Daily Variable Rate Bonds	—	174,185	—	174,185
Municipal Bonds & Notes	—	24,105	—	24,105
Put Option Bonds	—	82,235	—	82,235
Weekly Variable Rate Bonds	—	962,036	—	962,036
Total Tax-Exempt Instruments	—	1,386,586	—	1,386,586
Total Assets	$—	$1,386,586	$—	$1,386,586

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$186,755	13.5%
Florida	146,221	10.5
New York	136,930	9.9
Massachusetts	115,300	8.3
Illinois	97,705	7.0
Virginia	81,040	5.8
California	68,877	5.0
New Mexico	66,660	4.8
Nebraska	56,950	4.1
Michigan	46,500	3.4
Utah	45,415	3.3
Washington	38,565	2.8
North Carolina	35,700	2.6
Ohio	33,230	2.4
Pennsylvania	20,555	1.5
Tennessee	20,310	1.5
Indiana	20,250	1.5
Alabama	20,000	1.4
Nevada	20,000	1.4
Oregon	20,000	1.4
Colorado	19,720	1.4
Georgia	19,375	1.4
Maryland	16,650	1.2
Arizona	16,540	1.2
Minnesota	15,000	1.1
Kentucky	12,878	0.9
Delaware	5,000	0.4
Wisconsin	1,950	0.1
Missouri	1,510	0.1
South Carolina	1,000	0.1
	$1,386,586	100.0%

Notes to the Portfolios of Investments • January 31, 2012 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
March 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2012